Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 27.5%
		Basic Materials: 0.5%
445,000	(1),(2)	Anglo American Capital PLC, 2.250%, 03/17/2028	$407,234	0.0
1,250,000	(2)	Anglo American Capital PLC, 3.625%, 09/11/2024	1,249,412	0.1
476,000	(2)	Anglo American Capital PLC, 5.625%, 04/01/2030	525,364	0.0
1,195,000		Celanese US Holdings LLC, 1.400%, 08/05/2026	1,077,939	0.0
1,506,000		Dow Chemical Co., 4.250%, 10/01/2034	1,553,096	0.1
500,000		Dow Chemical Co/The, 4.625%, 10/01/2044	532,589	0.0
580,000		Ecolab, Inc., 2.700%, 12/15/2051	498,170	0.0
1,590,000		Ecolab, Inc., 2.750%, 08/18/2055	1,318,656	0.1
407,000	(2)	Glencore Funding LLC, 2.625%, 09/23/2031	364,767	0.0
2,445,000		Mosaic Co/The, 5.450%, 11/15/2033	2,818,924	0.1
747,000	(1)	Newmont Corp., 2.250%, 10/01/2030	683,633	0.0
214,000		Nucor Corp., 3.125%, 04/01/2032	207,105	0.0
509,000		Nucor Corp., 3.850%, 04/01/2052	509,698	0.0
1,333,000		PPG Industries, Inc., 1.200%, 03/15/2026	1,235,885	0.0
775,000	(1)	Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	671,683	0.0
40,000		RPM International, Inc., 2.950%, 01/15/2032	36,715	0.0
1,147,000	(1)	Steel Dynamics, Inc., 1.650%, 10/15/2027	1,043,636	0.0
362,000		Teck Resources Ltd., 5.400%, 02/01/2043	392,142	0.0
1,047,000		Teck Resources Ltd., 6.125%, 10/01/2035	1,239,271	0.1
		16,365,919		0.5

		Communications: 1.9%
2,340,000		Amazon.com, Inc., 2.875%, 05/12/2041	2,165,018	0.1
813,000	(1)	Amazon.com, Inc., 3.100%, 05/12/2051	766,766	0.0
1,656,000		AT&T, Inc., 2.550%, 12/01/2033	1,474,569	0.1
1,520,000		AT&T, Inc., 3.100%, 02/01/2043	1,316,107	0.1
990,000		AT&T, Inc., 3.300%, 02/01/2052	851,733	0.0
4,606,000		AT&T, Inc., 3.550%, 09/15/2055	4,078,099	0.2
2,423,000		AT&T, Inc., 3.650%, 09/15/2059	2,133,228	0.1
764,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	688,513	0.0
1,065,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	883,500	0.0
820,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	661,825	0.0
829,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	701,663	0.0
750,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	752,804	0.0
2,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	2,594,946	0.1
1,250,000		Comcast Corp., 2.650%, 02/01/2030	1,201,511	0.1
1,574,000	(2)	Comcast Corp., 2.887%, 11/01/2051	1,333,536	0.1
1,000,000		Comcast Corp., 3.999%, 11/01/2049	1,012,967	0.1
3,655,000		Comcast Corp., 4.000%, 03/01/2048	3,764,817	0.1
765,000		Corning, Inc., 5.450%, 11/15/2079	849,669	0.0
738,000	(2)	NBN Co. Ltd., 1.450%, 05/05/2026	683,763	0.0
550,000	(2)	NBN Co. Ltd., 1.625%, 01/08/2027	505,379	0.0
2,630,000	(2)	Tencent Holdings Ltd., 2.985%, 01/19/2023	2,629,697	0.1
3,754,000		Time Warner Cable LLC, 5.875%, 11/15/2040	4,044,065	0.2
527,000	(1)	T-Mobile USA, Inc., 2.050%, 02/15/2028	482,287	0.0
735,000		T-Mobile USA, Inc., 3.300%, 02/15/2051	620,683	0.0
561,000	(2)	T-Mobile USA, Inc., 3.600%, 11/15/2060	483,945	0.0
818,000		T-Mobile USA, Inc., 3.750%, 04/15/2027	824,151	0.0
462,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	464,431	0.0
851,000		T-Mobile USA, Inc., 4.375%, 04/15/2040	857,153	0.0
861,000		Verizon Communications, Inc., 2.100%, 03/22/2028	804,218	0.0
3,782,000	(2)	Verizon Communications, Inc., 2.355%, 03/15/2032	3,422,330	0.1
542,000		Verizon Communications, Inc., 2.987%, 10/30/2056	448,069	0.0
779,000		Verizon Communications, Inc., 3.400%, 03/22/2041	732,334	0.0
1,950,000		Verizon Communications, Inc., 3.550%, 03/22/2051	1,840,242	0.1
2,940,000		Verizon Communications, Inc., 3.700%, 03/22/2061	2,739,136	0.1
2,000,000		Verizon Communications, Inc., 3.850%, 11/01/2042	2,004,158	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

240,000		Verizon Communications, Inc., 4.000%, 03/22/2050	244,586	0.0
208,000		Verizon Communications, Inc., 4.500%, 08/10/2033	223,720	0.0
2,750,000		Verizon Communications, Inc., 4.812%, 03/15/2039	3,120,273	0.1
500,000		Vodafone Group PLC, 4.375%, 02/19/2043	503,220	0.0
880,000		Vodafone Group PLC, 5.125%, 06/19/2059	981,147	0.0
539,000		Walt Disney Co/The, 2.000%, 09/01/2029	498,935	0.0
			56,389,193	1.9

		Consumer, Cyclical: 1.6%
686,521	(2)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	703,490	0.0
39,368		American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	38,349	0.0
2,187,235		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	2,081,065	0.1
374,963		American Airlines 2017-1 Class A Pass Through Trust, 4.000%, 08/15/2030	346,278	0.0
704,386		American Airlines 2017-2 Class A Pass Through Trust, 3.600%, 04/15/2031	651,363	0.0
47,013		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	45,181	0.0
503,363	(2)	British Airways 2020-1 Class A Pass Through Trust, 4.250%, 05/15/2034	504,519	0.0
22,845		Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	22,810	0.0
1,875,000	(2)	Daimler Finance North America LLC, 2.125%, 03/10/2025	1,811,626	0.1
616,361		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	572,760	0.0
840,000	(2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	845,541	0.0
793,000	(2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	800,457	0.0
1,400,000		General Motors Co., 5.400%, 04/01/2048	1,477,432	0.1
935,000		General Motors Co., 6.125%, 10/01/2025	1,004,621	0.1
1,027,000	(1)	General Motors Financial Co., Inc., 2.350%, 02/26/2027	959,434	0.0
985,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	1,000,955	0.0
1,893,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,927,982	0.1
2,878,000	(2)	Harley-Davidson Financial Services, Inc., 3.050%, 02/14/2027	2,742,649	0.1
1,652,000		Hasbro, Inc., 3.000%, 11/19/2024	1,640,223	0.1
500,000		Home Depot, Inc./The, 3.250%, 04/15/2032	500,876	0.0
600,000		Home Depot, Inc./The, 3.625%, 04/15/2052	596,558	0.0
857,000	(1)	Honda Motor Co. Ltd., 2.967%, 03/10/2032	829,950	0.0
421,000		Lowe's Cos, Inc., 3.750%, 04/01/2032	426,047	0.0
337,000		Lowe's Cos, Inc., 4.250%, 04/01/2052	349,109	0.0
337,000		Lowe's Cos, Inc., 4.450%, 04/01/2062	351,262	0.0
1,505,000	(1),(2)	Magallanes, Inc., 3.755%, 03/15/2027	1,504,771	0.1
708,000	(1),(2)	Magallanes, Inc., 4.279%, 03/15/2032	712,027	0.0
1,049,000	(2)	Magallanes, Inc., 5.050%, 03/15/2042	1,072,187	0.1
4,091,000	(2)	Magallanes, Inc., 5.141%, 03/15/2052	4,195,201	0.2
434,000	(2)	Magallanes, Inc., 5.391%, 03/15/2062	449,658	0.0
550,000	(1)	McDonald's Corp., 3.500%, 07/01/2027	559,961	0.0
720,000	(2)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	751,500	0.0
2,225,000	(2)	Nissan Motor Co. Ltd., 4.810%, 09/17/2030	2,210,338	0.1
2,250,000	(1)	Toyota Motor Credit Corp., 2.150%, 02/13/2030	2,089,558	0.1
835,000		Toyota Motor Credit Corp., 3.050%, 03/22/2027	834,179	0.0
396,679		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	398,312	0.0
125,607		United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	125,628	0.0
559,627		United Airlines 2014-1 Class A Pass Through Trust, 4.000%, 10/11/2027	562,637	0.0
228,003		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	221,390	0.0
977,805		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/2030	898,054	0.0
3,704,618		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	3,520,199	0.1
684,541		United Airlines 2019-2 Class A Pass Through Trust, 2.900%, 11/01/2029	622,756	0.0
1,853,400		United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	1,921,531	0.1
1,919,810		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	1,985,759	0.1
			46,866,183	1.6

		Consumer, Non-cyclical: 4.0%
114,000		Abbott Laboratories, 4.900%, 11/30/2046	139,238	0.0
2,554,000	(1)	AbbVie, Inc., 2.600%, 11/21/2024	2,538,691	0.1
830,000		AbbVie, Inc., 2.900%, 11/06/2022	835,588	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

732,000		AbbVie, Inc., 4.050%, 11/21/2039	754,282	0.0
2,250,000		AbbVie, Inc., 4.300%, 05/14/2036	2,354,752	0.1
1,964,000		AbbVie, Inc., 4.400%, 11/06/2042	2,078,055	0.1
1,037,000		AbbVie, Inc., 4.500%, 05/14/2035	1,115,456	0.1
522,000		AbbVie, Inc., 4.550%, 03/15/2035	561,624	0.0
1,700,000		AbbVie, Inc., 4.625%, 10/01/2042	1,812,697	0.1
2,403,000		Aetna, Inc., 4.500%, 05/15/2042	2,511,714	0.1
848,000		Altria Group, Inc., 2.450%, 02/04/2032	738,715	0.0
1,691,000		Altria Group, Inc., 3.700%, 02/04/2051	1,371,859	0.1
301,000		Altria Group, Inc., 4.800%, 02/14/2029	316,051	0.0
730,000		Altria Group, Inc., 5.800%, 02/14/2039	789,182	0.0
1,000,000		Altria Group, Inc., 5.950%, 02/14/2049	1,086,790	0.0
798,000		Amgen, Inc., 3.375%, 02/21/2050	722,474	0.0
2,462,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	2,647,201	0.1
3,000,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	3,341,230	0.1
1,909,000		Anheuser-Busch InBev Finance, Inc., 4.000%, 01/17/2043	1,883,832	0.1
1,260,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	1,476,110	0.1
1,000,000		Anthem, Inc., 3.500%, 08/15/2024	1,015,429	0.0
862,000		Astrazeneca Finance LLC, 1.750%, 05/28/2028	796,004	0.0
3,079,000		BAT Capital Corp., 2.259%, 03/25/2028	2,768,167	0.1
866,000	(1)	BAT Capital Corp., 2.726%, 03/25/2031	764,470	0.0
140,000		BAT Capital Corp., 3.557%, 08/15/2027	136,495	0.0
866,000		BAT Capital Corp., 3.734%, 09/25/2040	711,440	0.0
750,000		BAT Capital Corp., 4.390%, 08/15/2037	699,095	0.0
1,250,000	(1)	BAT International Finance PLC, 4.448%, 03/16/2028	1,255,341	0.1
550,000	(2)	Baxter International, Inc., 1.915%, 02/01/2027	514,865	0.0
1,150,000	(2)	Baxter International, Inc., 2.272%, 12/01/2028	1,066,408	0.0
227,000		Becton Dickinson and Co., 3.363%, 06/06/2024	229,043	0.0
226,000		Bio-Rad Laboratories, Inc., 3.300%, 03/15/2027	222,753	0.0
432,000		Bristol-Myers Squibb Co., 2.950%, 03/15/2032	423,171	0.0
407,000	(1)	Bristol-Myers Squibb Co., 3.550%, 03/15/2042	403,468	0.0
1,287,000		Bristol-Myers Squibb Co., 3.700%, 03/15/2052	1,297,307	0.1
1,757,000		Bristol-Myers Squibb Co., 4.125%, 06/15/2039	1,893,078	0.1
670,000		Bristol-Myers Squibb Co., 4.250%, 10/26/2049	733,713	0.0
1,020,000	(2)	Cargill, Inc., 2.125%, 11/10/2031	922,891	0.0
1,320,000	(2)	Cargill, Inc., 3.875%, 05/23/2049	1,378,894	0.1
2,195,000		Cigna Corp., 3.250%, 04/15/2025	2,208,877	0.1
353,000		Cigna Corp., 3.400%, 03/15/2050	319,204	0.0
3,900,000		Cigna Corp., 4.800%, 08/15/2038	4,282,588	0.2
935,000		Cigna Corp., 4.900%, 12/15/2048	1,052,244	0.0
1,443,000		Coca-Cola Co/The, 2.875%, 05/05/2041	1,336,039	0.1
1,355,000	(1)	CVS Health Corp., 2.125%, 09/15/2031	1,212,672	0.1
798,000		CVS Health Corp., 2.700%, 08/21/2040	682,440	0.0
1,075,000		CVS Health Corp., 3.875%, 07/20/2025	1,097,739	0.0
1,886,000		CVS Health Corp., 4.125%, 04/01/2040	1,923,621	0.1
3,000,000		CVS Health Corp., 4.780%, 03/25/2038	3,286,390	0.1
1,376,000		CVS Health Corp., 5.050%, 03/25/2048	1,562,397	0.1
53,508		CVS Pass-Through Trust, 6.943%, 01/10/2030	59,899	0.0
1,400,000	(2)	Element Fleet Management Corp., 3.850%, 06/15/2025	1,403,166	0.1
1,237,000	(2)	Fresenius Medical Care US Finance III, Inc., 1.875%, 12/01/2026	1,146,322	0.1
557,000		Gilead Sciences, Inc., 0.750%, 09/29/2023	544,236	0.0
557,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	564,884	0.0
1,000,000	(1)	Global Payments, Inc., 1.200%, 03/01/2026	922,608	0.0
1,000,000		Global Payments, Inc., 2.650%, 02/15/2025	979,457	0.0
3,000,000	(1)	Global Payments, Inc., 3.200%, 08/15/2029	2,853,820	0.1
614,000	(1),(2)	GSK Consumer Healthcare Capital US LLC, 3.375%, 03/24/2029	608,192	0.0
602,000	(2)	GXO Logistics, Inc., 1.650%, 07/15/2026	544,344	0.0
440,000	(1),(2)	HCA, Inc., 3.125%, 03/15/2027	430,613	0.0
429,000	(2)	HCA, Inc., 3.625%, 03/15/2032	420,873	0.0
1,166,000		HCA, Inc., 4.125%, 06/15/2029	1,190,132	0.1
670,000	(2)	HCA, Inc., 4.375%, 03/15/2042	662,076	0.0
1,604,000	(1)	HCA, Inc., 4.500%, 02/15/2027	1,659,033	0.1
407,000		HCA, Inc., 5.125%, 06/15/2039	440,219	0.0
772,000		HCA, Inc., 5.250%, 04/15/2025	813,359	0.0
500,000		HCA, Inc., 5.250%, 06/15/2049	549,741	0.0
1,115,000		Humana, Inc., 1.350%, 02/03/2027	1,011,712	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

1,229,000		Humana, Inc., 2.150%, 02/03/2032	1,078,956	0.0
319,000		Humana, Inc., 3.125%, 08/15/2029	309,133	0.0
500,000		Johnson & Johnson, 3.625%, 03/03/2037	518,082	0.0
250,000	(1)	Johnson & Johnson, 3.700%, 03/01/2046	264,307	0.0
1,515,000		Johnson & Johnson, 3.750%, 03/03/2047	1,624,878	0.1
969,000		Laboratory Corp. of America Holdings, 3.250%, 09/01/2024	973,758	0.0
1,870,000	(2)	Mars, Inc., 3.875%, 04/01/2039	1,896,752	0.1
631,000	(2)	Mars, Inc., 4.125%, 04/01/2054	676,294	0.0
1,595,000		McKesson Corp., 1.300%, 08/15/2026	1,466,519	0.1
1,436,000		Medtronic, Inc., 4.375%, 03/15/2035	1,598,299	0.1
450,000		Merck & Co., Inc., 2.750%, 12/10/2051	392,904	0.0
450,000		Merck & Co., Inc., 2.900%, 12/10/2061	384,393	0.0
1,627,000		Mylan, Inc., 5.200%, 04/15/2048	1,600,826	0.1
1,537,000	(1),(2)	Nestle Holdings, Inc., 1.500%, 09/14/2028	1,384,860	0.1
1,102,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	1,080,143	0.0
237,000		PerkinElmer, Inc., 1.900%, 09/15/2028	214,695	0.0
1,243,000		PerkinElmer, Inc., 3.300%, 09/15/2029	1,213,750	0.1
1,500,000		Philip Morris International, Inc., 3.875%, 08/21/2042	1,400,144	0.1
294,000		Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	255,513	0.0
690,000		Reynolds American, Inc., 5.700%, 08/15/2035	729,744	0.0
560,000		Reynolds American, Inc., 5.850%, 08/15/2045	578,121	0.0
624,000		Reynolds American, Inc., 6.150%, 09/15/2043	661,817	0.0
1,130,000	(2)	Roche Holdings, Inc., 1.930%, 12/13/2028	1,051,556	0.0
1,200,000	(2)	Roche Holdings, Inc., 2.076%, 12/13/2031	1,105,440	0.0
480,000	(2)	Roche Holdings, Inc., 2.607%, 12/13/2051	416,724	0.0
537,000		Royalty Pharma PLC, 1.200%, 09/02/2025	494,560	0.0
796,000	(1)	Royalty Pharma PLC, 1.750%, 09/02/2027	723,771	0.0
1,948,000		Royalty Pharma PLC, 3.550%, 09/02/2050	1,624,282	0.1
1,000,000	(2)	S&P Global, Inc., 2.700%, 03/01/2029	970,121	0.0
418,000	(2)	S&P Global, Inc., 3.700%, 03/01/2052	425,104	0.0
281,000	(2)	S&P Global, Inc., 3.900%, 03/01/2062	289,866	0.0
830,000	(2)	Triton Container International Ltd., 2.050%, 04/15/2026	774,968	0.0
862,000	(2)	Triton Container International Ltd., 3.150%, 06/15/2031	789,024	0.0
485,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	437,190	0.0
245,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	228,751	0.0
1,250,000		UnitedHealth Group, Inc., 3.250%, 05/15/2051	1,178,110	0.1
1,111,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	1,106,007	0.0
990,000		Viatris, Inc., 2.700%, 06/22/2030	872,169	0.0
1,500,000		Viatris, Inc., 3.850%, 06/22/2040	1,301,254	0.1
1,065,000	(2)	Viterra Finance BV, 2.000%, 04/21/2026	981,953	0.0
			117,151,208	4.0

		Energy: 2.3%
277,000		Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	264,192	0.0
450,000	(1)	BP Capital Markets America, Inc., 1.749%, 08/10/2030	398,562	0.0
357,000		BP Capital Markets America, Inc., 2.772%, 11/10/2050	299,453	0.0
923,000		BP Capital Markets America, Inc., 3.379%, 02/08/2061	824,895	0.0
923,000	(3)	BP Capital Markets PLC, 4.875%, 12/31/2199	928,192	0.0
205,000		Canadian Natural Resources Ltd., 6.750%, 02/01/2039	253,087	0.0
1,104,000	(1)	Cenovus Energy, Inc./CA, 3.750%, 02/15/2052	991,321	0.0
1,111,000	(1)	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	1,109,262	0.1
297,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	316,950	0.0
408,000	(2)	ConocoPhillips Co., 4.025%, 03/15/2062	414,902	0.0
580,000	(1)	Continental Resources, Inc., 4.900%, 06/01/2044	575,059	0.0
4,243,000	(2)	Coterra Energy, Inc., 3.900%, 05/15/2027	4,281,459	0.2
935,000	(1)	Diamondback Energy, Inc., 3.125%, 03/24/2031	894,550	0.0
2,000,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	1,983,423	0.1
31,000	(1)	Diamondback Energy, Inc., 4.400%, 03/24/2051	31,573	0.0
979,000	(3)	Enbridge, Inc., 5.750%, 07/15/2080	1,015,712	0.0
582,000		Energy Transfer L.P., 4.250%, 04/01/2024	593,674	0.0
275,000		Energy Transfer L.P., 4.900%, 03/15/2035	278,966	0.0
1,625,000		Energy Transfer L.P., 5.300%, 04/01/2044	1,677,320	0.1
2,000,000		Energy Transfer L.P., 5.300%, 04/15/2047	2,063,050	0.1
845,000		Energy Transfer L.P., 5.350%, 05/15/2045	872,712	0.0
490,000		Energy Transfer L.P., 5.800%, 06/15/2038	532,154	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

1,067,000		Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,083,736	0.1
1,385,000	(1)	Enterprise Products Operating LLC, 3.750%, 02/15/2025	1,411,079	0.1
589,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	549,629	0.0
283,000		Enterprise Products Operating LLC, 4.200%, 01/31/2050	281,780	0.0
2,400,000	(3)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	2,147,566	0.1
826,000	(1)	Equinor ASA, 3.125%, 04/06/2030	823,882	0.0
1,394,000	(1)	Exxon Mobil Corp., 2.726%, 03/01/2023	1,405,019	0.1
79,000		Halliburton Co., 3.500%, 08/01/2023	79,763	0.0
66,000	(1)	Halliburton Co., 3.800%, 11/15/2025	67,476	0.0
2,306,000		Hess Corp., 5.600%, 02/15/2041	2,597,816	0.1
1,000,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,024,649	0.1
920,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	994,881	0.0
786,000		Kinder Morgan, Inc., 5.550%, 06/01/2045	881,303	0.0
647,000	(2)	Lundin Energy Finance BV, 2.000%, 07/15/2026	603,406	0.0
751,000		Marathon Petroleum Corp., 4.700%, 05/01/2025	781,269	0.0
1,336,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	1,362,187	0.1
1,000,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	1,024,082	0.1
373,000		MPLX L.P., 4.700%, 04/15/2048	376,908	0.0
1,100,000		MPLX L.P., 4.875%, 06/01/2025	1,141,701	0.0
928,000		MPLX L.P., 5.200%, 12/01/2047	987,571	0.0
570,000	(1)	MPLX L.P., 5.500%, 02/15/2049	633,188	0.0
679,000	(2)	Northern Natural Gas Co., 3.400%, 10/16/2051	596,037	0.0
718,000		ONEOK Partners L.P., 6.125%, 02/01/2041	792,151	0.0
908,000		ONEOK Partners L.P., 6.200%, 09/15/2043	1,001,683	0.0
770,000		ONEOK, Inc., 2.200%, 09/15/2025	738,422	0.0
1,200,000		Ovintiv Exploration, Inc., 5.625%, 07/01/2024	1,262,342	0.1
510,000		Phillips 66, 0.900%, 02/15/2024	493,854	0.0
1,380,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	1,335,484	0.1
1,180,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	1,214,562	0.1
1,779,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	1,829,107	0.1
500,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	481,049	0.0
900,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	925,905	0.0
906,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	959,169	0.0
1,046,000	(1),(2)	Santos Finance Ltd., 3.649%, 04/29/2031	978,461	0.0
500,000	(2)	Schlumberger Holdings Corp., 3.750%, 05/01/2024	509,429	0.0
1,500,000	(1),(2)	Schlumberger Investment SA, 2.400%, 08/01/2022	1,501,053	0.1
616,000		Shell International Finance BV, 4.000%, 05/10/2046	645,035	0.0
1,550,000		Shell International Finance BV, 4.125%, 05/11/2035	1,641,507	0.1
2,000,000		TotalEnergies Capital Canada Ltd., 2.750%, 07/15/2023	2,008,849	0.1
500,000		TotalEnergies Capital International SA, 2.986%, 06/29/2041	457,262	0.0
257,000		Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	251,003	0.0
96,000		Valero Energy Corp., 2.850%, 04/15/2025	94,953	0.0
635,000		Valero Energy Corp., 3.650%, 12/01/2051	562,065	0.0
3,804,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	3,874,671	0.1
1,017,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	1,121,891	0.1
			66,135,303	2.3

		Financial: 10.3%
1,147,000	(2),(3)	ABN AMRO Bank NV, 2.470%, 12/13/2029	1,049,400	0.0
600,000	(2),(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	546,005	0.0
874,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.300%, 01/30/2032	789,281	0.0
2,321,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.400%, 10/29/2033	2,084,973	0.1
350,000		Alexandria Real Estate Equities, Inc., 3.550%, 03/15/2052	326,265	0.0
493,000		Alleghany Corp., 3.625%, 05/15/2030	496,983	0.0
2,008,000		American Campus Communities Operating Partnership L.P., 2.250%, 01/15/2029	1,837,845	0.1
826,000	(1)	American Homes 4 Rent L.P., 2.375%, 07/15/2031	730,554	0.0
845,000		American Homes 4 Rent LP, 3.625%, 04/15/2032	824,019	0.0
550,000		American Homes 4 Rent LP, 4.300%, 04/15/2052	534,804	0.0
1,231,000		American International Group, Inc., 3.400%, 06/30/2030	1,229,408	0.1
1,239,000		American International Group, Inc., 3.875%, 01/15/2035	1,265,183	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

1,248,000		American International Group, Inc., 3.900%, 04/01/2026	1,281,088	0.1
1,759,000		American International Group, Inc., 4.250%, 03/15/2029	1,842,725	0.1
245,000		American International Group, Inc., 4.375%, 01/15/2055	262,878	0.0
1,106,000		American International Group, Inc., 4.500%, 07/16/2044	1,196,909	0.1
773,000		American International Group, Inc., 4.800%, 07/10/2045	874,268	0.0
419,000		American Tower Corp., 3.650%, 03/15/2027	418,162	0.0
255,000	(2)	Antares Holdings L.P., 3.750%, 07/15/2027	235,685	0.0
914,000	(2)	ASB Bank Ltd., 1.625%, 10/22/2026	849,654	0.0
1,313,000		Assurant, Inc., 2.650%, 01/15/2032	1,148,362	0.1
1,679,000		Assurant, Inc., 3.700%, 02/22/2030	1,625,071	0.1
519,000	(2)	Athene Global Funding, 2.950%, 11/12/2026	503,246	0.0
789,000	(2)	Aviation Capital Group LLC, 1.950%, 09/20/2026	714,815	0.0
452,000	(2)	Aviation Capital Group LLC, 3.875%, 05/01/2023	454,198	0.0
808,000	(2)	Aviation Capital Group LLC, 4.375%, 01/30/2024	807,384	0.0
863,000	(2)	Aviation Capital Group LLC, 5.500%, 12/15/2024	889,076	0.0
599,000	(2)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	547,651	0.0
1,094,000	(2)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	968,332	0.0
710,000	(2)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	632,631	0.0
391,000	(2)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	375,795	0.0
1,565,000	(2)	Avolon Holdings Funding Ltd., 4.250%, 04/15/2026	1,545,528	0.1
1,000,000		Banco Santander SA, 2.746%, 05/28/2025	975,552	0.0
2,000,000		Banco Santander SA, 3.125%, 02/23/2023	2,015,296	0.1
1,000,000	(1),(3)	Banco Santander SA, 3.225%, 11/22/2032	898,708	0.0
3,375,000	(3)	Bank of America Corp., 0.981%, 09/25/2025	3,201,594	0.1
1,955,000	(3)	Bank of America Corp., 1.197%, 10/24/2026	1,809,136	0.1
1,971,000	(3)	Bank of America Corp., 1.734%, 07/22/2027	1,832,218	0.1
219,000	(3)	Bank of America Corp., 1.898%, 07/23/2031	191,617	0.0
396,000	(3)	Bank of America Corp., 1.922%, 10/24/2031	344,439	0.0
225,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	216,726	0.0
1,852,000	(3)	Bank of America Corp., 2.087%, 06/14/2029	1,693,585	0.1
990,000	(3)	Bank of America Corp., 2.572%, 10/20/2032	901,129	0.0
1,000,000	(3)	Bank of America Corp., 2.676%, 06/19/2041	847,486	0.0
1,395,000	(3)	Bank of America Corp., 2.687%, 04/22/2032	1,284,987	0.1
1,000,000	(3)	Bank of America Corp., 3.194%, 07/23/2030	968,759	0.0
1,000,000	(3)	Bank of America Corp., 3.593%, 07/21/2028	1,003,087	0.0
2,622,000	(3)	Bank of America Corp., 3.846%, 03/08/2037	2,514,539	0.1
1,645,000		Bank of America Corp., 3.950%, 04/21/2025	1,677,524	0.1
435,000	(3)	Bank of America Corp., 3.970%, 03/05/2029	442,256	0.0
1,355,000	(3)	Bank of America Corp., 4.078%, 04/23/2040	1,396,089	0.1
323,000	(3)	Bank of America Corp., 4.083%, 03/20/2051	335,807	0.0
3,641,000		Bank of America Corp., 4.183%, 11/25/2027	3,716,672	0.1
4,336,000		Bank of America Corp., 4.250%, 10/22/2026	4,468,094	0.2
1,000,000	(3)	Bank of America Corp., 4.271%, 07/23/2029	1,032,735	0.0
452,000	(1)	Bank of Nova Scotia/The, 1.950%, 02/02/2027	427,722	0.0
1,545,000	(1)	Bank of Nova Scotia/The, 2.200%, 02/03/2025	1,505,981	0.1
929,000	(2)	Banque Federative du Credit Mutuel SA, 1.604%, 10/04/2026	855,760	0.0
1,535,000	(2)	Banque Federative du Credit Mutuel SA, 2.375%, 11/21/2024	1,496,080	0.1
932,000	(3)	Barclays PLC, 3.564%, 09/23/2035	859,710	0.0
608,000		Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	528,900	0.0
685,000		Berkshire Hathaway Finance Corp., 3.850%, 03/15/2052	701,338	0.0
500,000		Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	550,049	0.0
798,000	(2)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	713,975	0.0
1,250,000	(2)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	1,090,946	0.0
1,658,000	(2)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	1,339,170	0.1
1,369,000	(2)	Blackstone Holdings Finance Co. LLC, 3.200%, 01/30/2052	1,187,854	0.1
1,181,000	(2)	Blackstone Private Credit Fund, 2.625%, 12/15/2026	1,064,721	0.0
886,000	(2)	Blackstone Private Credit Fund, 4.000%, 01/15/2029	821,145	0.0
455,000	(2),(3)	BNP Paribas SA, 2.588%, 08/12/2035	395,577	0.0
4,115,000	(2),(3)	BNP Paribas SA, 2.819%, 11/19/2025	4,020,372	0.1
500,000	(2),(3)	BPCE SA, 2.277%, 01/20/2032	439,797	0.0
1,960,000	(1),(2)	BPCE SA, 2.700%, 10/01/2029	1,863,491	0.1
518,000	(2),(3)	BPCE SA, 3.116%, 10/19/2032	469,719	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

786,000	(2),(3)	BPCE SA, 3.582%, 10/19/2042	683,356	0.0
955,000	(2)	BPCE SA, 5.700%, 10/22/2023	988,282	0.0
910,000	(1)	Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	889,419	0.0
1,385,000		Canadian Imperial Bank of Commerce, 3.600%, 04/07/2032	1,380,165	0.1
1,100,000	(3)	Capital One Financial Corp., 1.878%, 11/02/2027	1,016,697	0.0
852,000	(3)	Capital One Financial Corp., 3.273%, 03/01/2030	823,546	0.0
452,000		Capital One Financial Corp., 3.650%, 05/11/2027	453,117	0.0
1,379,000		CBRE Services, Inc., 2.500%, 04/01/2031	1,248,056	0.1
228,000	(1)	Charles Schwab Corp./The, 2.300%, 05/13/2031	210,724	0.0
880,000		Charles Schwab Corp./The, 2.900%, 03/03/2032	848,456	0.0
1,358,000	(3)	Charles Schwab Corp./The, 5.375%, 12/31/2199	1,405,530	0.1
695,000		Chubb INA Holdings, Inc., 2.850%, 12/15/2051	605,347	0.0
288,000		Chubb INA Holdings, Inc., 3.050%, 12/15/2061	248,919	0.0
1,035,000		CI Financial Corp., 4.100%, 06/15/2051	916,352	0.0
806,000	(3)	Citigroup, Inc., 1.462%, 06/09/2027	741,363	0.0
461,000	(3)	Citigroup, Inc., 2.904%, 11/03/2042	396,531	0.0
4,000,000		Citigroup, Inc., 5.500%, 09/13/2025	4,274,696	0.2
2,000,000	(2)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	2,022,679	0.1
1,068,000	(1)	CME Group, Inc., 2.650%, 03/15/2032	1,023,083	0.0
986,000	(2)	CNO Global Funding, 2.650%, 01/06/2029	912,486	0.0
1,013,000	(2)	Commonwealth Bank of Australia, 2.688%, 03/11/2031	902,621	0.0
745,000	(2)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	699,225	0.0
1,172,000	(2)	Commonwealth Bank of Australia, 3.784%, 03/14/2032	1,134,206	0.1
1,358,000	(1),(2),(3)	Cooperatieve Rabobank UA, 1.004%, 09/24/2026	1,251,817	0.1
800,000	(2),(3)	Cooperatieve Rabobank UA, 3.758%, 04/06/2033	798,641	0.0
5,500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	5,594,174	0.2
1,037,000		Corebridge Financial, Inc., 3.850%, 04/05/2029	1,036,056	0.0
1,439,000		Corebridge Financial, Inc., 3.900%, 04/05/2032	1,435,957	0.0
420,000		Corebridge Financial, Inc., 4.350%, 04/05/2042	420,211	0.0
1,100,000		Corebridge Financial, Inc., 4.400%, 04/05/2052	1,102,079	0.0
2,036,000	(2),(3)	Credit Agricole SA, 4.750%, 12/31/2199	1,852,617	0.1
1,235,000	(2),(3)	Credit Agricole SA/London, 1.907%, 06/16/2026	1,167,175	0.1
6,000,000	(2)	Credit Suisse AG, 6.500%, 08/08/2023	6,166,860	0.2
3,000,000	(2),(3)	Credit Suisse Group AG, 2.997%, 12/14/2023	3,000,791	0.1
750,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	757,906	0.0
589,000		Crown Castle International Corp., 1.050%, 07/15/2026	532,953	0.0
445,000	(1)	Crown Castle International Corp., 2.900%, 03/15/2027	430,931	0.0
760,000		CubeSmart L.P., 2.250%, 12/15/2028	691,262	0.0
1,870,000	(2),(3)	Danske Bank A/S, 1.621%, 09/11/2026	1,731,317	0.1
993,000	(2)	Danske Bank A/S, 4.375%, 06/12/2028	1,005,163	0.0
813,000	(2),(3)	Depository Trust & Clearing Corp./The, 3.375%, 12/31/2199	749,992	0.0
686,000	(3)	Deutsche Bank AG/New York NY, 2.552%, 01/07/2028	633,972	0.0
721,000	(1),(2)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	650,512	0.0
1,925,000	(2)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	1,858,700	0.1
1,608,000	(3)	Goldman Sachs Group, Inc., 1.542%, 09/10/2027	1,471,840	0.1
2,500,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	2,563,602	0.1
1,000,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	1,121,689	0.0
449,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	567,371	0.0
2,813,000	(2)	Hartford Financial Services Group, Inc./The, 2.631%, (US0003M + 2.125%), 02/12/2067	2,490,922	0.1
417,000		Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	493,074	0.0
1,355,000	(3)	HSBC Holdings PLC, 1.589%, 05/24/2027	1,238,481	0.1
985,000	(3)	HSBC Holdings PLC, 2.013%, 09/22/2028	894,254	0.0
2,303,000	(3)	HSBC Holdings PLC, 2.206%, 08/17/2029	2,074,983	0.1
1,331,000	(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,299,067	0.1
642,000	(1),(3)	HSBC Holdings PLC, 2.871%, 11/22/2032	584,365	0.0
1,037,000	(3)	HSBC Holdings PLC, 2.999%, 03/10/2026	1,017,439	0.0
1,497,000	(3)	HSBC Holdings PLC, 3.973%, 05/22/2030	1,500,072	0.1
2,000,000	(3)	HSBC Holdings PLC, 4.041%, 03/13/2028	2,008,050	0.1
1,250,000		HSBC Holdings PLC, 4.300%, 03/08/2026	1,283,900	0.1
1,673,000	(1),(3)	HSBC Holdings PLC, 4.700%, 12/31/2199	1,503,609	0.1
744,000	(3)	ING Groep NV, 4.017%, 03/28/2028	748,946	0.0
496,000	(3)	ING Groep NV, 4.252%, 03/28/2033	511,137	0.0
1,059,000		Intercontinental Exchange, Inc., 2.650%, 09/15/2040	903,101	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

928,000		Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	841,496	0.0
2,030,000	(3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	1,939,793	0.1
1,184,000	(3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	1,086,373	0.0
1,435,000	(3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	1,324,068	0.1
2,071,000	(3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	1,910,472	0.1
381,000	(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	357,903	0.0
949,000	(3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	782,274	0.0
1,888,000	(3)	JPMorgan Chase & Co., 2.545%, 11/08/2032	1,727,745	0.1
941,000	(3)	JPMorgan Chase & Co., 2.580%, 04/22/2032	863,404	0.0
1,058,000	(1),(3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	1,038,343	0.0
1,058,000	(3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	1,033,676	0.0
928,000	(3)	JPMorgan Chase & Co., 2.963%, 01/25/2033	875,837	0.0
283,000	(3)	JPMorgan Chase & Co., 3.109%, 04/22/2051	251,799	0.0
2,326,000	(3)	JPMorgan Chase & Co., 3.157%, 04/22/2042	2,116,384	0.1
1,273,000	(3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	1,182,293	0.1
3,320,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	3,393,364	0.1
947,000	(3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	971,539	0.0
400,000		Kilroy Realty L.P., 2.650%, 11/15/2033	347,344	0.0
421,000		Kilroy Realty L.P., 3.450%, 12/15/2024	421,336	0.0
555,000		Kite Realty Group L.P., 4.000%, 10/01/2026	556,098	0.0
1,125,000	(3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	1,085,892	0.0
2,177,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	2,180,701	0.1
3,310,000		Main Street Capital Corp., 3.000%, 07/14/2026	3,073,312	0.1
684,000		Main Street Capital Corp., 5.200%, 05/01/2024	698,503	0.0
1,148,000	(3)	Mitsubishi UFJ Financial Group, Inc., 1.538%, 07/20/2027	1,055,287	0.0
750,000		Mitsubishi UFJ Financial Group, Inc., 2.193%, 02/25/2025	725,808	0.0
350,000	(1)	Mitsubishi UFJ Financial Group, Inc., 2.757%, 09/13/2026	340,190	0.0
5,870,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	5,907,339	0.2
315,000	(2)	Mizuho Financial Group, Inc., 3.477%, 04/12/2026	314,015	0.0
1,204,000	(3)	Morgan Stanley, 1.512%, 07/20/2027	1,108,449	0.0
1,340,000	(3)	Morgan Stanley, 1.593%, 05/04/2027	1,246,686	0.1
985,000	(3)	Morgan Stanley, 1.794%, 02/13/2032	848,292	0.0
1,074,000	(3)	Morgan Stanley, 2.188%, 04/28/2026	1,038,531	0.0
4,030,000	(3)	Morgan Stanley, 2.239%, 07/21/2032	3,576,440	0.1
444,000	(3)	Morgan Stanley, 2.475%, 01/21/2028	423,937	0.0
1,123,000	(3)	Morgan Stanley, 2.511%, 10/20/2032	1,014,911	0.0
1,505,000	(3)	Morgan Stanley, 2.630%, 02/18/2026	1,477,408	0.1
1,093,000	(3)	Morgan Stanley, 2.802%, 01/25/2052	913,870	0.0
762,000	(1),(3)	Morgan Stanley, 2.943%, 01/21/2033	715,464	0.0
1,155,000	(3)	Morgan Stanley, 3.591%, 07/22/2028	1,159,556	0.1
585,000	(3)	Morgan Stanley, 3.737%, 04/24/2024	591,122	0.0
538,000		Morgan Stanley, 3.875%, 01/27/2026	548,731	0.0
4,000,000		Morgan Stanley, 4.000%, 07/23/2025	4,097,318	0.2
1,341,000	(2)	National Australia Bank Ltd., 2.332%, 08/21/2030	1,168,403	0.1
465,000	(2),(3)	National Australia Bank Ltd., 3.347%, 01/12/2037	429,809	0.0
1,575,000	(2),(3)	National Australia Bank Ltd., 3.933%, 08/02/2034	1,542,828	0.1
820,000	(1),(2)	Nationwide Building Society, 1.500%, 10/13/2026	753,365	0.0
890,000	(3)	NatWest Group PLC, 3.032%, 11/28/2035	790,817	0.0
336,000	(3)	NatWest Group PLC, 3.073%, 05/22/2028	322,925	0.0
3,858,000		NatWest Group PLC, 3.875%, 09/12/2023	3,898,879	0.1
398,000	(3)	NatWest Group PLC, 4.269%, 03/22/2025	402,809	0.0
1,766,000	(3)	NatWest Group PLC, 4.519%, 06/25/2024	1,793,168	0.1
1,470,000	(2),(3)	Nordea Bank Abp, 3.750%, 12/31/2199	1,265,420	0.1
2,661,000	(1),(2),(3)	Nordea Bank ABP, 6.125%, 12/31/2199	2,758,938	0.1
1,611,000	(2)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	1,477,727	0.1
174,000	(2)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	158,390	0.0
1,221,000		Old Republic International Corp., 3.850%, 06/11/2051	1,137,484	0.1
5,000,000	(1)	ORIX Corp., 3.250%, 12/04/2024	5,010,609	0.2
474,000		Owl Rock Capital Corp., 2.875%, 06/11/2028	414,298	0.0
913,000	(2)	OWL Rock Core Income Corp., 4.700%, 02/08/2027	879,228	0.0
728,000	(2)	Pacific Life Global Funding II, 1.200%, 06/24/2025	682,030	0.0
937,000	(2)	Pacific Life Global Funding II, 1.375%, 04/14/2026	872,617	0.0
1,912,000	(3)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	1,854,640	0.1
584,000		Piedmont Operating Partnership L.P., 3.150%, 08/15/2030	547,211	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

1,130,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,149,769	0.1
365,000		Public Storage, 1.950%, 11/09/2028	338,528	0.0
2,118,000	(1)	Realty Income Corp., 2.200%, 06/15/2028	1,956,928	0.1
167,000		Realty Income Corp., 3.950%, 08/15/2027	171,774	0.0
575,000		Realty Income Corp., 4.875%, 06/01/2026	607,161	0.0
270,000		Regency Centers L.P., 3.700%, 06/15/2030	270,461	0.0
802,000	(1)	Sabra Health Care L.P., 3.200%, 12/01/2031	717,056	0.0
454,000	(3)	Santander Holdings USA, Inc., 2.490%, 01/06/2028	424,262	0.0
1,391,000	(3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	1,295,862	0.1
644,000	(2)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	647,605	0.0
2,131,000	(2),(3)	Societe Generale SA, 1.792%, 06/09/2027	1,923,179	0.1
1,474,000	(2),(3)	Societe Generale SA, 3.337%, 01/21/2033	1,357,584	0.1
1,070,000	(1),(2),(3)	Standard Chartered PLC, 1.456%, 01/14/2027	974,317	0.0
1,110,000	(2),(3)	Standard Chartered PLC, 1.822%, 11/23/2025	1,055,572	0.0
667,000	(2),(3)	Standard Chartered PLC, 2.608%, 01/12/2028	624,334	0.0
1,801,000	(2),(3)	Standard Chartered PLC, 3.265%, 02/18/2036	1,617,063	0.1
2,316,000	(2),(3)	Standard Chartered PLC, 3.603%, 01/12/2033	2,146,640	0.1
1,358,000	(1),(2),(3)	Standard Chartered PLC, 3.971%, 03/30/2026	1,356,612	0.1
1,430,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	1,405,963	0.1
1,234,000	(2)	Sumitomo Mitsui Trust Bank Ltd., 1.050%, 09/12/2025	1,145,074	0.1
874,000	(2)	Sumitomo Mitsui Trust Bank Ltd., 2.800%, 03/10/2027	843,734	0.0
1,137,000	(2),(3)	Svenska Handelsbanken AB, 1.418%, 06/11/2027	1,048,857	0.0
633,000	(1)	Toronto-Dominion Bank/The, 2.800%, 03/10/2027	622,355	0.0
1,501,000	(1),(3)	Truist Financial Corp., 1.267%, 03/02/2027	1,391,969	0.1
700,000	(3)	Truist Financial Corp., 5.100%, 12/31/2199	713,300	0.0
2,470,000		UBS AG, 5.125%, 05/15/2024	2,531,266	0.1
3,500,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	3,552,988	0.1
791,000	(2),(3)	UBS Group AG, 1.008%, 07/30/2024	769,823	0.0
750,000	(1),(2),(3)	UBS Group AG, 1.364%, 01/30/2027	689,987	0.0
1,000,000	(2),(3)	UBS Group AG, 2.095%, 02/11/2032	876,232	0.0
812,000	(2),(3)	UBS Group AG, 3.179%, 02/11/2043	723,048	0.0
163,000		Ventas Realty L.P., 5.700%, 09/30/2043	193,432	0.0
1,320,000		Visa, Inc., 4.300%, 12/14/2045	1,485,643	0.1
2,100,000	(3)	Wells Fargo & Co., 2.406%, 10/30/2025	2,057,087	0.1
752,000	(3)	Wells Fargo & Co., 3.068%, 04/30/2041	678,436	0.0
4,000,000		Wells Fargo & Co., 3.750%, 01/24/2024	4,074,549	0.2
739,000		Wells Fargo & Co., 4.750%, 12/07/2046	806,462	0.0
465,000	(3)	Wells Fargo & Co., 5.013%, 04/04/2051	554,314	0.0
472,000		Westpac Banking Corp., 1.953%, 11/20/2028	435,444	0.0
1,553,000	(1)	Westpac Banking Corp., 2.963%, 11/16/2040	1,308,692	0.1
1,040,000	(3)	Westpac Banking Corp., 3.020%, 11/18/2036	925,808	0.0
2,244,000		XLIT Ltd., 4.450%, 03/31/2025	2,308,392	0.1
1,668,000		XLIT Ltd., 5.500%, 03/31/2045	1,978,817	0.1
			301,039,641	10.3

		Industrial: 1.4%
1,201,000		Berry Global, Inc., 0.950%, 02/15/2024	1,150,550	0.0
1,472,000		Berry Global, Inc., 1.650%, 01/15/2027	1,343,200	0.1
1,213,000		Boeing Co/The, 3.250%, 02/01/2028	1,170,823	0.0
800,000		Boeing Co/The, 3.250%, 02/01/2035	715,816	0.0
611,000	(1)	Boeing Co/The, 3.625%, 02/01/2031	595,760	0.0
220,000		Boeing Co/The, 3.850%, 11/01/2048	193,604	0.0
768,000		Boeing Co/The, 4.875%, 05/01/2025	793,055	0.0
1,755,000		Boeing Co/The, 5.150%, 05/01/2030	1,874,335	0.1
531,000		Boeing Co/The, 5.805%, 05/01/2050	615,036	0.0
1,290,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	1,340,455	0.1
400,000	(1)	Canadian Pacific Railway Co., 2.450%, 12/02/2031	372,017	0.0
1,750,000		CSX Corp., 4.650%, 03/01/2068	1,929,953	0.1
646,000		FedEx Corp., 3.900%, 02/01/2035	643,872	0.0
874,000	(1)	FedEx Corp., 4.250%, 05/15/2030	918,072	0.0
1,250,000		FedEx Corp., 4.400%, 01/15/2047	1,283,619	0.1
426,000	(1)	Fortune Brands Home & Security, Inc., 4.000%, 03/25/2032	427,167	0.0
284,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	305,567	0.0
1,067,000		General Dynamics Corp., 3.500%, 04/01/2027	1,088,611	0.0
2,171,000		Norfolk Southern Corp., 3.650%, 08/01/2025	2,199,358	0.1
503,000		Norfolk Southern Corp., 4.100%, 05/15/2121	470,780	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

278,000		Northrop Grumman Corp., 2.930%, 01/15/2025	278,864	0.0
1,295,000	(2)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	1,190,115	0.0
1,661,000	(2)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	1,543,569	0.1
2,365,000		Raytheon Technologies Corp., 3.200%, 03/15/2024	2,392,176	0.1
118,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	119,589	0.0
1,423,000	(1)	Raytheon Technologies Corp., 4.450%, 11/16/2038	1,548,435	0.1
2,066,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	2,286,418	0.1
500,000		Republic Services, Inc., 1.750%, 02/15/2032	429,929	0.0
1,070,000	(2)	Sealed Air Corp., 1.573%, 10/15/2026	976,385	0.0
756,000	(2)	SMBC Aviation Capital Finance DAC, 1.900%, 10/15/2026	676,635	0.0
1,111,000	(1)	Sonoco Products Co., 2.250%, 02/01/2027	1,053,758	0.0
1,347,000		Sonoco Products Co., 2.850%, 02/01/2032	1,260,670	0.1
390,000	(2)	TD SYNNEX Corp., 1.750%, 08/09/2026	357,756	0.0
2,105,000		Teledyne Technologies, Inc., 1.600%, 04/01/2026	1,964,208	0.1
2,250,000	(2)	TTX Co., 3.600%, 01/15/2025	2,287,163	0.1
445,000	(1)	Union Pacific Corp., 2.800%, 02/14/2032	427,804	0.0
1,322,000		Union Pacific Corp., 3.500%, 02/14/2053	1,297,331	0.1
606,000		Union Pacific Corp., 3.550%, 05/20/2061	578,386	0.0
			40,100,841	1.4

		Technology: 1.9%
456,000		Analog Devices, Inc., 2.800%, 10/01/2041	410,789	0.0
930,000		Apple, Inc., 2.650%, 02/08/2051	804,820	0.0
2,117,000		Apple, Inc., 2.800%, 02/08/2061	1,827,036	0.1
955,000		Apple, Inc., 2.850%, 08/05/2061	827,044	0.0
2,765,000		Apple, Inc., 3.750%, 09/12/2047	2,887,495	0.1
2,000,000		Apple, Inc., 3.850%, 05/04/2043	2,109,674	0.1
470,000	(1)	Apple, Inc., 4.500%, 02/23/2036	538,466	0.0
410,000		Autodesk, Inc., 2.400%, 12/15/2031	366,270	0.0
426,000		Broadcom, Inc., 4.000%, 04/15/2029	425,791	0.0
1,137,000		Citrix Systems, Inc., 1.250%, 03/01/2026	1,106,834	0.1
326,000	(1)	Citrix Systems, Inc., 3.300%, 03/01/2030	322,923	0.0
1,000,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	1,084,162	0.1
775,000	(1)	DXC Technology Co., 1.800%, 09/15/2026	711,580	0.0
775,000	(1)	DXC Technology Co., 2.375%, 09/15/2028	701,697	0.0
1,622,000		Fiserv, Inc., 3.500%, 07/01/2029	1,598,475	0.1
1,200,000	(1)	HP, Inc., 2.650%, 06/17/2031	1,075,610	0.0
1,642,000		HP, Inc., 4.000%, 04/15/2029	1,637,363	0.1
1,840,000		HP, Inc., 4.050%, 09/15/2022	1,859,570	0.1
760,000		Intel Corp., 3.100%, 02/15/2060	656,587	0.0
1,612,000	(1)	Intel Corp., 3.200%, 08/12/2061	1,433,699	0.1
3,201,000		Intel Corp., 3.250%, 11/15/2049	2,965,821	0.1
4,132,000		International Business Machines Corp., 3.300%, 05/15/2026	4,179,157	0.2
1,000,000		International Business Machines Corp., 3.500%, 05/15/2029	1,020,726	0.0
564,000	(2)	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	504,357	0.0
1,563,000	(2)	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	1,355,477	0.1
505,000	(2)	Kyndryl Holdings, Inc., 3.150%, 10/15/2031	426,276	0.0
900,000		Microchip Technology, Inc., 2.670%, 09/01/2023	897,464	0.0
4,000,000		Microsoft Corp., 2.921%, 03/17/2052	3,764,772	0.1
450,000		NetApp, Inc., 1.875%, 06/22/2025	430,828	0.0
2,289,000	(1)	NVIDIA Corp., 1.550%, 06/15/2028	2,106,475	0.1
525,000	(2)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	445,253	0.0
255,000	(2)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	247,540	0.0
2,015,000		Oracle Corp., 2.300%, 03/25/2028	1,844,397	0.1
328,000		Oracle Corp., 3.600%, 04/01/2050	272,844	0.0
998,000		Oracle Corp., 3.650%, 03/25/2041	874,361	0.0
918,000		Oracle Corp., 3.800%, 11/15/2037	832,168	0.0
209,000		Oracle Corp., 3.850%, 07/15/2036	192,806	0.0
1,517,000		Oracle Corp., 3.950%, 03/25/2051	1,331,042	0.1
1,864,000		Oracle Corp., 4.000%, 11/15/2047	1,653,413	0.1
525,000	(1),(2)	Renesas Electronics Corp., 2.170%, 11/25/2026	489,440	0.0
1,173,000		salesforce.com, Inc., 2.700%, 07/15/2041	1,042,240	0.0
165,000		salesforce.com, Inc., 2.900%, 07/15/2051	147,017	0.0
1,000,000	(2)	TSMC Global Ltd., 0.750%, 09/28/2025	927,111	0.0
1,060,000	(2)	TSMC Global Ltd., 1.000%, 09/28/2027	931,762	0.0
1,795,000		VMware, Inc., 1.400%, 08/15/2026	1,650,553	0.1
780,000		VMware, Inc., 1.800%, 08/15/2028	693,388	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2022 (Unaudited) (Continued)

80,000	(1)	Western Digital Corp., 2.850%, 02/01/2029	73,248	0.0
613,000		Workday, Inc., 3.500%, 04/01/2027	612,638	0.0
780,000		Workday, Inc., 3.700%, 04/01/2029	782,445	0.0
625,000		Workday, Inc., 3.800%, 04/01/2032	624,583	0.0
			55,705,487	1.9

		Utilities: 3.6%
1,198,000	(2)	AEP Texas, Inc., 3.850%, 10/01/2025	1,211,865	0.1
1,068,000		AES Corp./The, 1.375%, 01/15/2026	983,491	0.0
1,576,000	(2)	AES Corp./The, 3.950%, 07/15/2030	1,564,395	0.1
659,000	(2)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	641,665	0.0
775,000	(3)	American Electric Power Co., Inc., 3.875%, 02/15/2062	716,540	0.0
900,000	(2)	American Transmission Systems, Inc., 2.650%, 01/15/2032	832,543	0.0
1,377,000	(2)	American Transmission Systems, Inc., 5.000%, 09/01/2044	1,520,290	0.1
947,000	(1)	Appalachian Power Co., 2.700%, 04/01/2031	878,838	0.0
200,000		Appalachian Power Co., 3.700%, 05/01/2050	187,280	0.0
323,000		Avangrid, Inc., 3.200%, 04/15/2025	322,341	0.0
1,120,000		Baltimore Gas and Electric Co., 2.250%, 06/15/2031	1,021,008	0.0
1,413,000	(1)	Berkshire Hathaway Energy Co., 1.650%, 05/15/2031	1,232,270	0.1
705,000		Black Hills Corp., 2.500%, 06/15/2030	641,965	0.0
1,045,000		Black Hills Corp., 3.050%, 10/15/2029	1,003,040	0.0
1,800,000		Black Hills Corp., 4.250%, 11/30/2023	1,835,363	0.1
487,000		Black Hills Corp., 4.350%, 05/01/2033	496,398	0.0
750,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	736,118	0.0
1,216,000	(3)	CMS Energy Corp., 3.750%, 12/01/2050	1,076,160	0.0
600,000	(3)	CMS Energy Corp., 4.750%, 06/01/2050	595,500	0.0
631,000		Commonwealth Edison Co., 3.750%, 08/15/2047	630,256	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	490,888	0.0
491,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	548,617	0.0
600,000	(1)	Dominion Energy South Carolina, Inc., 2.300%, 12/01/2031	548,221	0.0
2,095,000	(3)	Dominion Energy, Inc., 4.350%, 12/31/2199	2,036,466	0.1
2,155,000	(3)	Dominion Energy, Inc., 4.650%, 12/31/2199	2,144,225	0.1
498,000		Duke Energy Carolinas LLC, 2.550%, 04/15/2031	467,899	0.0
1,976,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	1,935,954	0.1
116,000		Duke Energy Carolinas LLC, 3.750%, 06/01/2045	114,597	0.0
612,000		Duke Energy Carolinas LLC, 3.875%, 03/15/2046	617,573	0.0
36,000		Duke Energy Carolinas LLC, 3.950%, 03/15/2048	37,098	0.0
1,265,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	1,298,250	0.1
36,000		Duke Energy Carolinas LLC, 4.250%, 12/15/2041	37,785	0.0
1,055,000	(3)	Duke Energy Corp., 4.875%, 12/31/2199	1,068,852	0.0
975,000		Duke Energy Florida LLC, 2.400%, 12/15/2031	900,825	0.0
466,000	(1)	Duke Energy Florida LLC, 3.000%, 12/15/2051	417,639	0.0
143,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	153,031	0.0
1,582,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	1,411,753	0.1
533,000		Duke Energy Progress LLC, 3.700%, 10/15/2046	518,768	0.0
250,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	258,517	0.0
44,000		Duke Energy Progress LLC, 4.100%, 03/15/2043	45,024	0.0
1,029,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	1,079,433	0.0
868,000	(2)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	779,939	0.0
1,241,000		Entergy Arkansas LLC, 2.650%, 06/15/2051	1,016,887	0.0
902,000		Entergy Arkansas LLC, 4.200%, 04/01/2049	970,455	0.0
1,626,000		Entergy Corp., 0.900%, 09/15/2025	1,492,939	0.1
1,333,000		Entergy Corp., 2.400%, 06/15/2031	1,198,587	0.1
747,000		Entergy Corp., 2.800%, 06/15/2030	701,218	0.0
1,944,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	1,759,968	0.1
925,000		Eversource Energy, 1.400%, 08/15/2026	854,776	0.0
1,070,000	(1)	Eversource Energy, 2.900%, 03/01/2027	1,050,282	0.0
646,000		Eversource Energy, 3.375%, 03/01/2032	632,638	0.0
270,000		Exelon Corp., 4.050%, 04/15/2030	279,082	0.0
410,000		Exelon Corp., 4.700%, 04/15/2050	452,407	0.0
2,558,000		FirstEnergy Corp., 3.350%, 07/15/2022	2,561,134	0.1
750,000		Florida Power & Light Co., 2.875%, 12/04/2051	673,892	0.0
1,505,000		Georgia Power Co., 2.200%, 09/15/2024	1,477,149	0.1
1,310,000		Georgia Power Co., 5.750%, 04/15/2023	1,349,528	0.1
1,799,000	(1)	Indiana Michigan Power Co., 3.250%, 05/01/2051	1,612,659	0.1
520,000		Interstate Power and Light Co., 3.100%, 11/30/2051	446,243	0.0
3,640,000		Interstate Power and Light Co., 3.250%, 12/01/2024	3,659,444	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2022 (Unaudited) (Continued)

517,000	(2)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	482,188	0.0
2,802,000	(2)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	2,863,565	0.1
411,000	(2)	Metropolitan Edison Co., 4.000%, 04/15/2025	409,376	0.0
2,745,000		Mississippi Power Co., 4.250%, 03/15/2042	2,759,610	0.1
266,000		Mississippi Power Co., 4.750%, 10/15/2041	269,415	0.0
830,000	(2)	Monongahela Power Co., 3.550%, 05/15/2027	830,380	0.0
231,000	(2)	Narragansett Electric Co/The, 3.395%, 04/09/2030	227,364	0.0
1,830,000		National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	1,707,909	0.1
1,094,000		National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	1,035,120	0.0
1,507,000	(3)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	1,470,701	0.1
1,750,000		NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	1,644,091	0.1
863,000		NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	796,889	0.0
600,000		NextEra Energy Capital Holdings, Inc., 2.440%, 01/15/2032	549,357	0.0
1,275,000	(3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	1,178,443	0.1
764,000		NiSource, Inc., 5.950%, 06/15/2041	894,104	0.0
646,000		NSTAR Electric Co., 1.950%, 08/15/2031	571,325	0.0
842,000		Oglethorpe Power Corp., 3.750%, 08/01/2050	794,545	0.0
2,495,000		ONE Gas, Inc., 1.100%, 03/11/2024	2,408,352	0.1
436,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	378,243	0.0
629,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	537,275	0.0
583,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	518,354	0.0
465,000		PECO Energy Co., 4.150%, 10/01/2044	484,830	0.0
349,000		Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	312,429	0.0
2,105,000		Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	1,914,652	0.1
1,730,000	(3)	Sempra Energy, 4.125%, 04/01/2052	1,619,447	0.1
1,315,000	(1),(3)	Sempra Energy, 4.875%, 12/31/2199	1,324,863	0.1
2,643,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	2,599,102	0.1
3,107,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	3,055,856	0.1
1,750,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	1,766,391	0.1
1,775,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	2,094,611	0.1
2,295,000	(1),(3)	Southern Co/The, 3.750%, 09/15/2051	2,121,842	0.1
1,280,000	(3)	Southern Co/The, 4.000%, 01/15/2051	1,241,600	0.1
522,000		Southwest Gas Corp., 4.050%, 03/15/2032	521,197	0.0
1,499,000		Southwestern Electric Power Co., 1.650%, 03/15/2026	1,411,060	0.1
580,000		Tampa Electric Co., 4.350%, 05/15/2044	603,627	0.0
998,000		Union Electric Co., 3.900%, 09/15/2042	991,587	0.0
790,000		Washington Gas Light Co., 3.650%, 09/15/2049	763,831	0.0
1,683,000	(1)	WEC Energy Group, Inc., 1.375%, 10/15/2027	1,516,842	0.1
396,000		WEC Energy Group, Inc., 2.200%, 12/15/2028	363,661	0.0
861,000		Wisconsin Electric Power Co., 1.700%, 06/15/2028	779,604	0.0
			105,041,606	3.6

	Total Corporate Bonds/Notes
	(Cost $842,931,243)		804,795,381	27.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 15.0%
1,117,257		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	966,854	0.0
1,390,725		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	1,299,271	0.1
268,992	(4)	Alternative Loan Trust 2005-J3 2A2, 4.543%, (-1.000*US0001M + 5.000%), 05/25/2035	22,599	0.0
1,149,469		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	739,393	0.0
1,603,097		Alternative Loan Trust 2007-23CB A3, 0.957%, (US0001M + 0.500%), 09/25/2037	774,342	0.0
90,934		Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/2037	84,503	0.0
517,106	(3)	Bear Stearns ALT-A Trust 2005-10 22A1, 2.700%, 01/25/2036	508,504	0.0
250,996	(3)	Bear Stearns ALT-A Trust 2005-4 23A1, 2.627%, 05/25/2035	249,722	0.0
830,538	(3)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.051%, 11/25/2036	595,664	0.0
941,558	(3)	Bear Stearns ALT-A Trust 2006-6 32A1, 2.880%, 11/25/2036	595,046	0.0
3,800	(3)	Bear Stearns ARM Trust 2005-12 13A1, 3.359%, 02/25/2036	3,547	0.0
1,874,672		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 0.647%, (US0001M + 0.190%), 01/25/2037	1,740,189	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2022 (Unaudited) (Continued)

95,951	(3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 2.728%, 01/26/2036	81,697	0.0
3,300,000	(2)	Bellemeade RE 2021-3 A M1C Ltd., 1.649%, (SOFR30A + 1.550%), 09/25/2031	3,175,997	0.1
156,717	(3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 2.787%, 12/25/2035	148,409	0.0
1,405,869	(3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.696%, 11/25/2034	1,401,006	0.1
15,692	(3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 2.505%, 02/20/2035	15,809	0.0
13,982		CHL Mortgage Pass-Through Trust 2005-2 2A3, 1.137%, (US0001M + 0.680%), 03/25/2035	12,979	0.0
1,446,501	(2),(3)	CIM Trust 2020-J1 B3, 3.451%, 07/25/2050	1,362,299	0.1
517,351		Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	500,824	0.0
785,160	(3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.185%, 09/25/2037	743,566	0.0
792,458	(2),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	787,962	0.0
26,319	(3)	Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 2.821%, 08/25/2035	26,989	0.0
1,253,622		Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/2035	1,271,199	0.1
200,711		CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	194,136	0.0
839,411	(2)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.457%, (US0001M + 2.000%), 01/25/2040	836,915	0.0
1,500,000	(2)	Connecticut Avenue Securities Trust 2021-R01 1B1, 3.199%, (SOFR30A + 3.100%), 10/25/2041	1,384,947	0.1
1,500,000	(2)	Connecticut Avenue Securities Trust 2021-R03 1B1, 2.849%, (SOFR30A + 2.750%), 12/25/2041	1,363,026	0.1
8,600,000	(2)	Connecticut Avenue Securities Trust 2022-R01 1B1, 3.249%, (SOFR30A + 3.150%), 12/25/2041	8,006,805	0.3
770,450		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.957%, (US0001M + 0.500%), 11/25/2035	414,665	0.0
114,163	(3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 2.495%, 07/19/2044	111,190	0.0
1,500,000	(2)	Eagle RE 2021-2 M1C Ltd., 3.549%, (SOFR30A + 3.450%), 04/25/2034	1,429,553	0.1
800,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 4.107%, (US0001M + 3.650%), 02/25/2040	785,090	0.0
1,000,000		Fannie Mae 2011-128 KB, 4.500%, 12/25/2041	1,074,449	0.0
13,376,754		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	13,988,583	0.5
877,642		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	864,451	0.0
17,564,525	(4)	Fannie Mae 2016-82 SD, 5.593%, (-1.000*US0001M + 6.050%), 11/25/2046	2,579,491	0.1
1,051,957		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	1,059,786	0.0
1,362,738		Fannie Mae Connecticut Avenue Securities, 6.157%, (US0001M + 5.700%), 04/25/2028	1,459,072	0.1
4,814,287		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 4.707%, (US0001M + 4.250%), 04/25/2029	5,029,518	0.2
1,121,746		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.457%, (US0001M + 4.000%), 05/25/2025	1,123,225	0.0
3,699,714		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 6.007%, (US0001M + 5.550%), 04/25/2028	3,845,532	0.1
211,653		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.807%, (US0001M + 4.350%), 05/25/2029	220,730	0.0
2,884,975		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 4.007%, (US0001M + 3.550%), 07/25/2029	2,939,433	0.1
4,720,789		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 3.307%, (US0001M + 2.850%), 11/25/2029	4,805,831	0.2
5,118,040		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.957%, (US0001M + 2.500%), 05/25/2030	5,157,046	0.2
2,860,371		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 3.257%, (US0001M + 2.800%), 02/25/2030	2,913,604	0.1
2,170,967		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.607%, (US0001M + 2.150%), 10/25/2030	2,181,186	0.1
4,711,970		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.457%, (US0001M + 2.000%), 03/25/2031	4,711,868	0.2

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2022 (Unaudited) (Continued)

2,395,505		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.557%, (US0001M + 2.100%), 03/25/2031	2,391,938	0.1
356,688	(2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.907%, (US0001M + 2.450%), 07/25/2031	357,743	0.0
726,226	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.507%, (US0001M + 2.050%), 01/25/2040	725,944	0.0
500,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 4.107%, (US0001M + 3.650%), 02/25/2040	498,885	0.0
260,166	(4)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/2043	38,916	0.0
253,334	(4)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/2043	40,189	0.0
2,704		Fannie Mae REMIC Trust 1994-77 FB, 1.957%, (US0001M + 1.500%), 04/25/2024	2,729	0.0
191,081		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	200,633	0.0
14,417		Fannie Mae REMIC Trust 2002-21 FC, 1.357%, (US0001M + 0.900%), 04/25/2032	14,590	0.0
565,051	(4)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	119,190	0.0
28,864		Fannie Mae REMIC Trust 2004-11 A, 0.577%, (US0001M + 0.120%), 03/25/2034	28,759	0.0
275,566		Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	298,605	0.0
151,543		Fannie Mae REMIC Trust 2005-74 DK, 22.174%, (-4.000*US0001M + 24.000%), 07/25/2035	206,726	0.0
2,858,825	(4)	Fannie Mae REMIC Trust 2005-92 SC, 6.223%, (-1.000*US0001M + 6.680%), 10/25/2035	460,258	0.0
150,059		Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	164,436	0.0
553,711		Fannie Mae REMIC Trust 2006-104 ES, 31.167%, (-5.000*US0001M + 33.450%), 11/25/2036	927,381	0.0
3,271,488	(4)	Fannie Mae REMIC Trust 2006-12 SD, 6.293%, (-1.000*US0001M + 6.750%), 10/25/2035	401,860	0.0
1,742,315	(4)	Fannie Mae REMIC Trust 2006-123 UI, 6.283%, (-1.000*US0001M + 6.740%), 01/25/2037	307,910	0.0
307,268	(4)	Fannie Mae REMIC Trust 2006-72 HS, 6.243%, (-1.000*US0001M + 6.700%), 08/25/2026	22,860	0.0
436,308		Fannie Mae REMIC Trust 2007-73 A1, 0.247%, (US0001M + 0.060%), 07/25/2037	426,977	0.0
279,973		Fannie Mae REMIC Trust 2008-20 SP, 14.359%, (-2.500*US0001M + 15.500%), 03/25/2038	348,894	0.0
1,387,103		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	1,450,072	0.1
4,781,517	(4)	Fannie Mae REMIC Trust 2010-102 SB, 6.143%, (-1.000*US0001M + 6.600%), 09/25/2040	813,850	0.0
1,498,452	(4)	Fannie Mae REMIC Trust 2010-116 SE, 6.143%, (-1.000*US0001M + 6.600%), 10/25/2040	245,906	0.0
4,247,829	(4)	Fannie Mae REMIC Trust 2010-123 SL, 5.613%, (-1.000*US0001M + 6.070%), 11/25/2040	524,203	0.0
2,275,863	(4)	Fannie Mae REMIC Trust 2010-55 AS, 5.963%, (-1.000*US0001M + 6.420%), 06/25/2040	338,461	0.0
4,388,236		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	4,665,394	0.2
609,438		Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	642,900	0.0
1,967,683	(4)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	207,721	0.0
352,481	(4)	Fannie Mae REMIC Trust 2012-10 US, 5.993%, (-1.000*US0001M + 6.450%), 02/25/2042	60,001	0.0
137,574		Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	135,331	0.0
5,198,925	(4)	Fannie Mae REMIC Trust 2012-113 SG, 5.643%, (-1.000*US0001M + 6.100%), 10/25/2042	781,748	0.0
3,608,505	(4)	Fannie Mae REMIC Trust 2012-122 SB, 5.693%, (-1.000*US0001M + 6.150%), 11/25/2042	656,324	0.0
1,773,067	(4)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	128,064	0.0
767,570		Fannie Mae REMIC Trust 2012-131 BS, 5.123%, (-1.200*US0001M + 5.400%), 12/25/2042	732,501	0.0
5,602,026	(4)	Fannie Mae REMIC Trust 2012-137 SN, 5.643%, (-1.000*US0001M + 6.100%), 12/25/2042	858,455	0.0
819,017	(4)	Fannie Mae REMIC Trust 2012-15 SP, 6.163%, (-1.000*US0001M + 6.620%), 06/25/2040	20,880	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2022 (Unaudited) (Continued)

1,094,819	(4)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	172,393	0.0
5,278,244	(4)	Fannie Mae REMIC Trust 2013-60 DS, 5.743%, (-1.000*US0001M + 6.200%), 06/25/2033	684,573	0.0
5,702,008	(4)	Fannie Mae REMIC Trust 2013-9 DS, 5.693%, (-1.000*US0001M + 6.150%), 02/25/2043	1,018,366	0.0
13,492,763	(4)	Fannie Mae REMIC Trust 2013-9 SA, 5.693%, (-1.000*US0001M + 6.150%), 03/25/2042	1,416,969	0.1
13,740,047	(4)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	2,870,483	0.1
2,464,630	(4)	Fannie Mae REMICS 2005-66 SY, 6.243%, (-1.000*US0001M + 6.700%), 07/25/2035	394,467	0.0
4,167,716	(4)	Fannie Mae REMICS 2006-120 QD, 4.243%, (-1.000*US0001M + 4.700%), 10/25/2036	289,240	0.0
1,791,568	(4)	Fannie Mae REMICS 2006-59 XS, 6.743%, (-1.000*US0001M + 7.200%), 07/25/2036	292,853	0.0
2,093,346	(4)	Fannie Mae REMICS 2007-53 SX, 5.643%, (-1.000*US0001M + 6.100%), 06/25/2037	339,198	0.0
3,093,719	(4)	Fannie Mae REMICS 2010-112 PI, 6.000%, 10/25/2040	667,925	0.0
11,218,724	(4)	Fannie Mae REMICS 2010-139 SA, 5.573%, (-1.000*US0001M + 6.030%), 12/25/2040	1,683,069	0.1
621,337		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	664,819	0.0
60,137		Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	58,893	0.0
1,855,270	(4)	Fannie Mae REMICS 2011-149 ES, 5.543%, (-1.000*US0001M + 6.000%), 07/25/2041	138,445	0.0
1,398,148		Fannie Mae REMICS 2011-84 Z, 5.250%, 09/25/2041	1,440,421	0.1
9,249,141	(4)	Fannie Mae REMICS 2012-19 S, 5.493%, (-1.000*US0001M + 5.950%), 03/25/2042	1,345,140	0.1
18,857,093	(4)	Fannie Mae REMICS 2016-2 IO, 5.500%, 02/25/2046	3,278,581	0.1
6,934,822	(4)	Fannie Mae REMICS 2016-62 SC, 5.543%, (-1.000*US0001M + 6.000%), 09/25/2046	1,249,751	0.1
28,397,235	(4)	Fannie Mae REMICS 2016-88 CS, 5.593%, (-1.000*US0001M + 6.050%), 12/25/2046	4,171,702	0.2
7,893,951	(4)	Fannie Mae REMICS 2016-93 SL, 6.193%, (-1.000*US0001M + 6.650%), 12/25/2046	1,062,261	0.0
1,271,093		Fannie Mae REMICS 2016-97 PA, 3.000%, 12/25/2044	1,259,190	0.1
9,253,886	(4)	Fannie Mae REMICS 2017-23 IO, 6.000%, 04/25/2047	2,243,946	0.1
1,310,424		Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	1,287,165	0.1
4,567,321		Fannie Mae REMICS 2018-11 BX, 4.000%, 12/25/2047	4,633,197	0.2
250,844		Fannie Mae REMICS 2018-27 EA, 3.000%, 05/25/2048	246,185	0.0
4,249,627	(4)	Fannie Mae REMICS 2018-43 SE, 5.793%, (-1.000*US0001M + 6.250%), 09/25/2038	600,120	0.0
650,410		Fannie Mae REMICS 2018-64 ET, 3.000%, 09/25/2048	636,747	0.0
20,489,475	(4)	Fannie Mae REMICS 2019-17 SB, 5.643%, (-1.000*US0001M + 6.100%), 09/25/2038	2,687,365	0.1
7,712,634	(4)	Fannie Mae REMICS 2019-18 SA, 5.593%, (-1.000*US0001M + 6.050%), 05/25/2049	1,188,370	0.0
6,385,562	(4)	Fannie Mae REMICS 2019-25 PS, 5.593%, (-1.000*US0001M + 6.050%), 06/25/2049	1,031,487	0.0
17,921,041	(4)	Fannie Mae REMICS 2019-33 PS, 5.593%, (-1.000*US0001M + 6.050%), 07/25/2049	2,770,708	0.1
21,770,537	(4)	Fannie Mae REMICS 2021-8 TI, 4.000%, 03/25/2051	3,674,096	0.1
7,029,197		Fannie Mae REMICS 2022-5 CZ, 2.500%, 02/25/2052	6,009,859	0.2
132,917	(3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 2.771%, 03/25/2035	94,831	0.0
74,623	(3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 2.683%, 02/25/2036	69,593	0.0
23,968	(3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 2.774%, 08/25/2035	17,833	0.0
1,359,619	(2),(3)	Flagstar Mortgage Trust 2018-1 B1, 3.968%, 03/25/2048	1,339,866	0.1
1,903,467	(2),(3)	Flagstar Mortgage Trust 2018-1 B3, 3.968%, 03/25/2048	1,855,407	0.1
1,650,715	(2),(3)	Flagstar Mortgage Trust 2018-2 B2, 4.030%, 04/25/2048	1,626,873	0.1
3,306,046	(4)	Freddie Mac 2815 GS, 5.603%, (-1.000*US0001M + 6.000%), 03/15/2034	448,921	0.0
127,774		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	136,560	0.0
127,248		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	135,084	0.0
62,368		Freddie Mac REMIC Trust 2411 FJ, 0.747%, (US0001M + 0.350%), 12/15/2029	62,349	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

79,093		Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	84,658	0.0
32,115		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	32,361	0.0
188,704		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	203,161	0.0
110,053		Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	119,661	0.0
180,418	(4)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	36,150	0.0
231,607		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	248,480	0.0
691,651		Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	742,009	0.0
489,026		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	518,739	0.0
583,051		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	620,793	0.0
3,804,257	(4)	Freddie Mac REMIC Trust 3045 DI, 6.333%, (-1.000*US0001M + 6.730%), 10/15/2035	554,315	0.0
504,734	(4)	Freddie Mac REMIC Trust 3064 SP, 6.203%, (-1.000*US0001M + 6.600%), 03/15/2035	9,460	0.0
258,393		Freddie Mac REMIC Trust 3065 DC, 18.670%, (-3.000*US0001M + 19.860%), 03/15/2035	304,620	0.0
393,442	(4)	Freddie Mac REMIC Trust 3102 IS, 23.113%, (-3.667*US0001M + 24.567%), 01/15/2036	166,144	0.0
1,945,846		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	2,086,715	0.1
1,195,100	(4)	Freddie Mac REMIC Trust 3170 SA, 6.203%, (-1.000*US0001M + 6.600%), 09/15/2033	171,171	0.0
580,448	(4)	Freddie Mac REMIC Trust 3171 PS, 6.088%, (-1.000*US0001M + 6.485%), 06/15/2036	70,656	0.0
882,268		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	937,733	0.0
231,585	(3),(4)	Freddie Mac REMIC Trust 3524 LA, 5.146%, 03/15/2033	233,510	0.0
50,272		Freddie Mac REMIC Trust 3556 NT, 3.497%, (US0001M + 3.100%), 03/15/2038	50,843	0.0
4,179,539	(4)	Freddie Mac REMIC Trust 3589 SB, 5.803%, (-1.000*US0001M + 6.200%), 10/15/2039	610,523	0.0
574,843	(4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	75,723	0.0
4,332,022		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	4,685,284	0.2
1,478,265		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	1,609,059	0.1
730,393		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	781,295	0.0
813,560		Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	825,102	0.0
3,162,999	(4)	Freddie Mac REMIC Trust 3856 KS, 6.153%, (-1.000*US0001M + 6.550%), 05/15/2041	471,708	0.0
1,157,903		Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	1,218,567	0.0
601,669	(4)	Freddie Mac REMIC Trust 3925 SD, 5.653%, (-1.000*US0001M + 6.050%), 07/15/2040	27,133	0.0
2,301,578	(4)	Freddie Mac REMIC Trust 3925 SL, 5.653%, (-1.000*US0001M + 6.050%), 01/15/2041	91,531	0.0
8,058,006	(4)	Freddie Mac REMIC Trust 3951 SN, 6.153%, (-1.000*US0001M + 6.550%), 11/15/2041	1,360,995	0.1
477,330		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	500,501	0.0
1,142,508		Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	1,310,994	0.1
149,400	(4)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	1,277	0.0
1,437,653	(4)	Freddie Mac REMIC Trust 4094 YS, 6.303%, (-1.000*US0001M + 6.700%), 04/15/2040	55,440	0.0
4,323,801	(4)	Freddie Mac REMIC Trust 4102 MS, 6.203%, (-1.000*US0001M + 6.600%), 09/15/2042	820,610	0.0
533,669	(4)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	75,616	0.0
3,771,798		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	3,761,934	0.1
24,989,683		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	25,842,561	0.9
5,421,829	(4)	Freddie Mac REMIC Trust 4313 SD, 5.753%, (-1.000*US0001M + 6.150%), 03/15/2044	776,955	0.0
8,362,622	(4)	Freddie Mac REMIC Trust 4313 SE, 5.753%, (-1.000*US0001M + 6.150%), 03/15/2044	1,185,233	0.0
507,869	(4)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	16,550	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

849,203	(4)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	145,046	0.0
8,043,270		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	8,436,264	0.3
2,615,737	(4)	Freddie Mac REMIC Trust 4346 ST, 5.803%, (-1.000*US0001M + 6.200%), 07/15/2039	181,548	0.0
12,428,476		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	13,012,350	0.5
2,454,176	(4)	Freddie Mac REMIC Trust 4386 LS, 5.703%, (-1.000*US0001M + 6.100%), 09/15/2044	337,554	0.0
5,996,666	(4)	Freddie Mac REMICS 3284 CI, 5.723%, (-1.000*US0001M + 6.120%), 03/15/2037	880,709	0.0
2,495,852	(4)	Freddie Mac REMICS 3311 IC, 6.013%, (-1.000*US0001M + 6.410%), 05/15/2037	398,165	0.0
5,644,233	(4)	Freddie Mac REMICS 3510 IC, 5.683%, (-1.000*US0001M + 6.080%), 08/15/2037	842,761	0.0
2,586,398	(4)	Freddie Mac REMICS 3575 ST, 6.203%, (-1.000*US0001M + 6.600%), 04/15/2039	413,493	0.0
8,304,440	(4)	Freddie Mac REMICS 3702 SB, 4.103%, (-1.000*US0001M + 4.500%), 08/15/2040	783,989	0.0
9,943,798	(4)	Freddie Mac REMICS 4139 CS, 5.753%, (-1.000*US0001M + 6.150%), 12/15/2042	1,678,891	0.1
2,720,325	(4)	Freddie Mac REMICS 4465 MI, 5.000%, 03/15/2041	644,173	0.0
8,277,821	(4)	Freddie Mac REMICS 4675 KS, 5.603%, (-1.000*US0001M + 6.000%), 04/15/2047	1,397,200	0.1
1,699,458		Freddie Mac REMICS 4753 VZ, 3.000%, 12/15/2047	1,637,471	0.1
1,582,205		Freddie Mac REMICS 4755 Z, 3.000%, 02/15/2048	1,541,546	0.1
15,418,273		Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	15,487,441	0.5
966,136		Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	972,869	0.0
20,202,224	(4)	Freddie Mac REMICS 4901 BS, 5.643%, (-1.000*US0001M + 6.100%), 07/25/2049	2,843,701	0.1
38,846,585	(4)	Freddie Mac REMICS 5072 IU, 2.500%, 02/25/2051	5,353,083	0.2
33,968,056	(4)	Freddie Mac REMICS 5077 LI, 3.000%, 02/25/2051	4,993,257	0.2
20,889,007	(4)	Freddie Mac REMICS 5118 LI, 3.000%, 06/25/2041	2,617,654	0.1
9,169,316		Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	9,415,665	0.3
2,000,000	(2)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 3.499%, (SOFR30A + 3.400%), 10/25/2041	1,852,029	0.1
2,550,000	(2)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 2.199%, (SOFR30A + 2.100%), 09/25/2041	2,396,656	0.1
5,000,000	(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 3.849%, (SOFR30A + 3.750%), 12/25/2041	4,514,782	0.2
1,700,000	(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 2.449%, (SOFR30A + 2.350%), 12/25/2041	1,601,355	0.1
4,000,000	(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 3.499%, (SOFR30A + 3.400%), 01/25/2042	3,644,772	0.1
3,000,000	(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 M1B, 1.949%, (SOFR30A + 1.850%), 01/25/2042	2,832,512	0.1
2,500,000	(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 M2, 2.599%, (SOFR30A + 2.500%), 01/25/2042	2,337,550	0.1
3,900,000	(2)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.757%, (US0001M + 2.300%), 10/25/2048	3,895,292	0.1
387,703	(3),(4)	Freddie Mac Strips 347 118, 4.500%, 02/15/2044	76,417	0.0
9,705,064	(3),(4)	Freddie Mac Strips 347 C29, 3.000%, 01/15/2044	1,293,637	0.1
8,625,169	(3),(4)	Freddie Mac Strips 347 C30, 3.500%, 02/15/2044	1,307,368	0.1
3,303,279	(3),(4)	Freddie Mac Strips 347 C31, 4.000%, 02/15/2044	631,376	0.0
9,437,898	(4)	Freddie Mac Strips 351 C1, 2.500%, 02/15/2031	604,199	0.0
6,493,738	(4)	Freddie Mac Strips 351 C11, 3.500%, 02/15/2031	644,559	0.0
8,572,616	(4)	Freddie Mac Strips 351 C12, 4.000%, 02/15/2031	921,890	0.0
6,005,125	(4)	Freddie Mac Strips 351 C13, 3.000%, 02/15/2031	504,450	0.0
9,782,462	(4)	Freddie Mac Strips 351 C2, 3.000%, 02/15/2031	786,145	0.0
8,188,373	(4)	Freddie Mac Strips 351 C7, 3.000%, 02/15/2031	647,233	0.0
8,573,790	(4)	Freddie Mac Strips 351 C8, 3.500%, 02/15/2031	886,706	0.0
4,984,215	(4)	Freddie Mac Strips Series 311 S1, 5.553%, (-1.000*US0001M + 5.950%), 08/15/2043	787,098	0.0
234,127		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.457%, (US0001M + 4.000%), 08/25/2024	237,774	0.0
223,011		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.357%, (US0001M + 3.900%), 12/25/2027	223,717	0.0
983,766		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.757%, (US0001M + 2.300%), 09/25/2030	985,488	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

2,000,000	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 2.399%, (SOFR30A + 2.300%), 08/25/2033	1,973,395	0.1
1,000,000	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, 3.749%, (SOFR30A + 3.650%), 11/25/2041	950,057	0.0
280,081		Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/2043	318,232	0.0
1,264,759		Freddie Mac Structured Pass Through Certificates T-62 1A1, 1.341%, (12MTA + 1.200%), 10/25/2044	1,289,832	0.1
12,354		Freddie Mac-Ginnie Mae Series 27 FC, 1.875%, (PRIME + (1.375)%), 03/25/2024	12,202	0.0
6,810,554	(4)	Ginnie Mae 2007-35 KY, 6.019%, (-1.000*US0001M + 6.450%), 06/16/2037	1,081,126	0.0
561,659		Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	541,765	0.0
469,467		Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	447,646	0.0
203,991		Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	190,669	0.0
150,282		Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	142,932	0.0
32,630,518	(4)	Ginnie Mae 2019-143 SC, 5.601%, (-1.000*US0001M + 6.050%), 04/20/2046	4,779,842	0.2
29,328,179	(4)	Ginnie Mae 2021-228 IG, 3.000%, 12/20/2051	5,143,362	0.2
13,383,883	(4)	Ginnie Mae 2021-87 ID, 2.500%, 05/20/2051	1,795,705	0.1
512,775	(4)	Ginnie Mae Series 2005-7 AH, 6.339%, (-1.000*US0001M + 6.770%), 02/16/2035	68,233	0.0
240,606		Ginnie Mae Series 2007-8 SP, 20.594%, (-3.242*US0001M + 22.048%), 03/20/2037	337,823	0.0
1,450,143	(4)	Ginnie Mae Series 2008-35 SN, 5.951%, (-1.000*US0001M + 6.400%), 04/20/2038	180,554	0.0
753,416	(4)	Ginnie Mae Series 2008-40 PS, 6.069%, (-1.000*US0001M + 6.500%), 05/16/2038	100,897	0.0
5,998,334	(4)	Ginnie Mae Series 2009-106 SU, 5.751%, (-1.000*US0001M + 6.200%), 05/20/2037	873,268	0.0
2,035,972	(4)	Ginnie Mae Series 2009-25 KS, 5.751%, (-1.000*US0001M + 6.200%), 04/20/2039	309,120	0.0
945,240		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	988,654	0.0
1,056,269		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	1,108,009	0.0
10,087,575		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	10,428,299	0.4
1,232,683	(4)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	108,118	0.0
1,292,893	(4)	Ginnie Mae Series 2010-116 NS, 6.219%, (-1.000*US0001M + 6.650%), 09/16/2040	168,800	0.0
3,878,654	(4)	Ginnie Mae Series 2010-116 SK, 6.171%, (-1.000*US0001M + 6.620%), 08/20/2040	561,620	0.0
4,636,542	(4)	Ginnie Mae Series 2010-149 HS, 5.669%, (-1.000*US0001M + 6.100%), 05/16/2040	281,818	0.0
1,722,049	(4)	Ginnie Mae Series 2010-4 SP, 6.069%, (-1.000*US0001M + 6.500%), 01/16/2039	120,050	0.0
1,836,645		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	1,908,012	0.1
715,272	(4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	51,393	0.0
1,263,205	(4)	Ginnie Mae Series 2010-68 MS, 5.401%, (-1.000*US0001M + 5.850%), 06/20/2040	167,432	0.0
3,139,737	(4)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/2040	678,868	0.0
1,218,207	(4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	53,100	0.0
131,184	(4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	2,636	0.0
25,973		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	27,639	0.0
3,065,489	(4)	Ginnie Mae Series 2011-80 KS, 6.221%, (-1.000*US0001M + 6.670%), 06/20/2041	531,171	0.0
83,083	(4)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/2040	5,329	0.0
6,718,001	(4)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	1,155,458	0.0
5,838,594	(4)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/2043	1,276,281	0.1
5,442,209		Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	5,390,137	0.2
5,213,068	(4)	Ginnie Mae Series 2014-3 SU, 5.601%, (-1.000*US0001M + 6.050%), 07/20/2039	726,276	0.0
6,545,145	(4)	Ginnie Mae Series 2014-55 MS, 5.769%, (-1.000*US0001M + 6.200%), 04/16/2044	999,330	0.0
5,172,603	(4)	Ginnie Mae Series 2014-56 SP, 5.769%, (-1.000*US0001M + 6.200%), 12/16/2039	565,122	0.0
6,039,847	(4)	Ginnie Mae Series 2014-58 CS, 5.169%, (-1.000*US0001M + 5.600%), 04/16/2044	723,673	0.0
7,973,101	(4)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/2044	1,669,888	0.1
2,838,398	(4)	Ginnie Mae Series 2014-99 S, 5.151%, (-1.000*US0001M + 5.600%), 06/20/2044	397,717	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

1,480,148		Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	1,493,837	0.1
1,695,769		Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	1,712,025	0.1
28,228,104	(4)	Ginnie Mae Series 2019-145 LS, 2.381%, (-1.000*US0001M + 2.830%), 11/20/2049	991,351	0.0
304,548	(2),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	305,272	0.0
1,786		GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	1,839	0.0
37,408		HarborView Mortgage Loan Trust 2005-2 2A1A, 0.889%, (US0001M + 0.440%), 05/19/2035	35,766	0.0
140,448		HomeBanc Mortgage Trust 2004-1 2A, 1.317%, (US0001M + 0.860%), 08/25/2029	138,566	0.0
1,827,207		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.877%, (US0001M + 0.420%), 02/25/2046	1,446,945	0.1
5,009	(3)	JP Morgan Mortgage Trust 2005-A1 6T1, 2.292%, 02/25/2035	4,991	0.0
55,128	(3)	JP Morgan Mortgage Trust 2007-A1 5A5, 2.391%, 07/25/2035	55,771	0.0
1,544,048	(2),(3)	JP Morgan Mortgage Trust 2017-4 B2, 3.892%, 11/25/2048	1,519,631	0.1
1,000,572	(2),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.786%, 12/25/2048	976,018	0.0
1,540,429	(2),(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.665%, 06/25/2048	1,509,563	0.1
1,540,429	(2),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.665%, 06/25/2048	1,504,022	0.1
1,904,954	(2),(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.665%, 06/25/2048	1,871,411	0.1
1,367,271	(2),(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.725%, 09/25/2048	1,343,612	0.1
1,232,618	(2),(3)	JP Morgan Mortgage Trust 2018-4 B1, 3.726%, 10/25/2048	1,209,876	0.0
35,369	(2),(3)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	35,426	0.0
1,909,726	(2),(3)	JP Morgan Mortgage Trust 2019-8 B3A, 3.438%, 03/25/2050	1,848,985	0.1
59,912	(2),(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	59,939	0.0
1,396,276	(2),(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.523%, 03/25/2051	1,321,301	0.1
1,853,344	(2),(3)	JP Morgan Mortgage Trust 2020-8 B3, 3.523%, 03/25/2051	1,755,109	0.1
2,299,183,145	(2),(4)	L Street Securities 2017-PM1 XIO, 0.010%, 10/25/2048	2,593,479	0.1
6,601,488	(4)	Lehman Mortgage Trust 2006-9 2A5, 6.163%, (-1.000*US0001M + 6.620%), 01/25/2037	1,100,023	0.0
700,000	(2)	Mello Warehouse Securitization Trust 2021-1 C, 1.557%, (US0001M + 1.100%), 02/25/2055	694,813	0.0
41,099	(3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 2.033%, 05/25/2033	41,713	0.0
19,501		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 0.957%, (US0001M + 0.250%), 11/25/2035	19,168	0.0
2,000,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 2.257%, (US0001M + 1.800%), 09/25/2035	2,034,174	0.1
1,341,499		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	993,146	0.0
6,500,000	(2)	Mortgage Insurance-Linked Notes 2021-3 M1B, 2.999%, (SOFR30A + 2.900%), 02/25/2034	6,286,227	0.2
1,412,695	(2),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,412,844	0.1
14,331	(2),(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	14,190	0.0
2,900,000	(2)	Oaktown Re VII Ltd. 2021-2 M1C, 3.449%, (SOFR30A + 3.350%), 04/25/2034	2,794,147	0.1
408,411		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	374,567	0.0
73,949	(2)	RBSSP Resecuritization Trust 2011-3 2A1, 0.687%, (US0001M + 0.250%), 02/26/2037	74,018	0.0
1,288		RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	1,300	0.0
1,830,931		Seasoned Credit Risk Transfer Trust 2017-4 M45T, 4.500%, 06/25/2057	1,889,507	0.1
737,771		Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	725,744	0.0
954,516		Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	938,775	0.0
1,502,993		Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	1,478,239	0.1
1,608,147		Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	1,581,811	0.1
498,201		Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	490,108	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

205,576		Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	202,226	0.0
44,904		Sequoia Mortgage Trust 2003-4 2A1, 1.149%, (US0001M + 0.350%), 07/20/2033	44,444	0.0
14,865	(3)	Sequoia Mortgage Trust 2005-4 2A1, 2.566%, 04/20/2035	15,471	0.0
699,298	(2),(3)	Sequoia Mortgage Trust 2015-2 B3, 3.774%, 05/25/2045	674,591	0.0
774,636	(2),(3)	Sequoia Mortgage Trust 2015-3 B3, 3.722%, 07/25/2045	739,304	0.0
168,574	(2),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	168,966	0.0
2,013,906	(2),(3)	Sequoia Mortgage Trust 2020-3 B3, 3.326%, 04/25/2050	1,846,048	0.1
698,000	(2),(3)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	669,028	0.0
33,095	(3)	Structured Adjustable Rate Mortgage Loan Trust 2005-17 3A1, 2.868%, 08/25/2035	31,858	0.0
657,448	(3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 2.720%, 04/25/2035	656,432	0.0
118,620		Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 0.949%, (US0001M + 0.250%), 07/19/2035	114,545	0.0
60,114		Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 0.949%, (US0001M + 0.250%), 07/19/2035	58,168	0.0
156,755	(3)	Thornburg Mortgage Securities Trust 2006-5 A1, 2.886%, 10/25/2046	157,691	0.0
4,558		WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 1.473%, (COF 11 + 1.250%), 02/27/2034	4,607	0.0
14,783		WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 1.541%, (12MTA + 1.400%), 08/25/2042	14,522	0.0
20,724		WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 1.097%, (US0001M + 0.640%), 01/25/2045	20,453	0.0
451,904	(3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.469%, 10/25/2036	437,409	0.0
238,706		WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 1.723%, (COF 11 + 1.500%), 07/25/2046	229,581	0.0
35,604,659	(3),(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.788%, 08/25/2045	636,875	0.0
1,021,485		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.437%, (US0001M + 0.490%), 10/25/2045	1,006,133	0.0
474,925	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.987%, 10/25/2036	472,096	0.0
868,471	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.388%, 12/25/2036	826,242	0.0
1,597,707	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.854%, 08/25/2046	1,570,131	0.1
1,468,437	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 2.950%, 07/25/2037	1,459,646	0.1
1,727,211		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	1,587,789	0.1
149,948		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	148,195	0.0
1,295,839		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 0.657%, (US0001M + 0.200%), 12/25/2036	795,369	0.0
959,764		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.887%, (US0001M + 0.430%), 06/25/2037	779,523	0.0
61,188	(3)	Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 2.899%, 05/25/2035	60,749	0.0
194,512	(3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.885%, 04/25/2036	189,464	0.0
636,249	(2),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.762%, 08/20/2045	610,563	0.0

	Total Collateralized Mortgage Obligations
	(Cost $464,615,453)		437,593,500	15.0

MUNICIPAL BONDS: 0.1%
		California: 0.1%
500,000		California State University, 6.434%, 11/01/2030	598,491	0.1
200,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	257,168	0.0
300,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	446,594	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

200,000	Regents of the University of California Medical Center Pooled Revenue, 6.398%, 05/15/2031	236,375	0.0
300,000	Regents of the University of California Medical Center Pooled Revenue, 6.548%, 05/15/2048	412,359	0.0

	Total Municipal Bonds
	(Cost $1,500,000)	1,950,987	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.7%
	Federal Home Loan Mortgage Corporation: 2.5%(5)
43,731	1.595%, (US0012M + 1.345%),09/01/2035	45,059	0.0
306,445	1.979%, (US0012M + 1.721%),06/01/2035	320,621	0.0
5,350	2.345%, (H15T1Y + 2.250%),11/01/2031	5,358	0.0
391	2.364%, (H15T1Y + 2.210%),06/01/2024	391	0.0
2,480	2.375%, (H15T1Y + 2.250%),04/01/2032	2,490	0.0
10,912	2.375%, (H15T1Y + 2.250%),11/01/2035	11,331	0.0
1,856	2.397%, (H15T1Y + 2.250%),03/01/2036	1,953	0.0
793,056	2.500%,05/01/2030	786,519	0.0
441,732	2.500%,05/01/2030	438,198	0.0
870,346	2.500%,06/01/2030	863,057	0.0
106,482	2.536%, (H15T1Y + 2.462%),01/01/2029	106,608	0.0
2,956,847	3.000%,03/01/2045	2,951,571	0.1
2,036,573	3.000%,03/01/2045	2,023,667	0.1
2,478,043	3.000%,04/01/2045	2,465,985	0.1
2,232,380	3.000%,04/01/2045	2,221,520	0.1
5,545,624	3.000%,10/01/2046	5,518,582	0.2
4,317,889	3.000%,10/01/2046	4,292,411	0.2
6,058,709	3.000%,03/01/2048	6,024,876	0.2
810,525	3.500%,08/01/2042	827,529	0.0
2,073,652	3.500%,03/01/2045	2,109,683	0.1
360,646	3.500%,04/01/2045	363,026	0.0
126,800	3.500%,05/01/2045	127,283	0.0
837,519	3.500%,05/01/2045	854,083	0.0
485,775	3.500%,06/01/2045	491,461	0.0
521,077	3.500%,07/01/2045	528,893	0.0
571,087	3.500%,07/01/2045	579,629	0.0
1,044,266	3.500%,08/01/2045	1,065,067	0.1
427,074	3.500%,08/01/2045	430,929	0.0
544,357	3.500%,08/01/2045	552,965	0.0
572,123	3.500%,08/01/2045	581,167	0.0
606,702	3.500%,08/01/2045	617,726	0.0
1,220,542	3.500%,09/01/2045	1,242,021	0.1
264,833	3.500%,09/01/2045	265,960	0.0
688,624	3.500%,09/01/2045	701,144	0.0
1,092,286	3.500%,11/01/2045	1,113,859	0.1
4,285,674	3.500%,12/01/2046	4,358,579	0.2
11,182,258	3.500%,03/01/2048	11,348,500	0.4
684,419	4.000%,10/01/2041	712,702	0.0
1,006,757	4.000%,12/01/2041	1,052,031	0.1
177,208	4.000%,07/01/2045	184,746	0.0
1,506,167	4.000%,09/01/2045	1,573,674	0.1
105,854	4.000%,09/01/2045	110,240	0.0
2,176,991	4.000%,09/01/2045	2,274,434	0.1
1,007,851	4.000%,09/01/2045	1,047,430	0.1
827,701	4.000%,05/01/2047	858,363	0.0
235,759	4.000%,11/01/2047	242,371	0.0
258,319	4.000%,03/01/2048	266,360	0.0
984,104	4.000%,06/01/2048	1,025,024	0.0
4,221	4.500%,06/01/2039	4,469	0.0
12,767	4.500%,09/01/2040	13,603	0.0
39,404	4.500%,03/01/2041	41,787	0.0
366,953	4.500%,08/01/2041	390,960	0.0
223,213	4.500%,08/01/2041	233,621	0.0
134,558	4.500%,09/01/2041	143,468	0.0
329,391	4.500%,09/01/2041	349,185	0.0
204,077	4.500%,09/01/2041	217,441	0.0
1,042,628	4.500%,09/01/2041	1,113,449	0.1
17,934	5.000%,05/01/2028	18,899	0.0
73,185	5.000%,05/01/2035	78,632	0.0
157,812	5.000%,01/01/2041	170,098	0.0
91,396	5.000%,04/01/2041	97,930	0.0
5,862	5.500%,03/01/2023	6,230	0.0
1,541	5.500%,05/01/2023	1,638	0.0
7,838	5.500%,03/01/2034	8,596	0.0
1,468	5.500%,05/01/2036	1,570	0.0
52,925	5.500%,06/01/2036	58,061	0.0
5,900	5.500%,12/01/2036	6,476	0.0
29,816	5.500%,03/01/2037	32,829	0.0
7,888	5.500%,04/01/2037	8,709	0.0
44,608	5.500%,05/01/2037	49,218	0.0
83,450	5.500%,07/01/2037	91,554	0.0
15,900	5.500%,09/01/2037	16,937	0.0
8,347	5.500%,10/01/2037	9,208	0.0
28,619	5.500%,11/01/2037	31,580	0.0
22,992	5.500%,12/01/2037	25,299	0.0
84,347	5.500%,12/01/2037	93,128	0.0
6,315	5.500%,01/01/2038	6,941	0.0
5,892	5.500%,01/01/2038	6,494	0.0
58,758	5.500%,02/01/2038	64,805	0.0
79,640	5.500%,02/01/2038	87,970	0.0
54,003	5.500%,03/01/2038	59,606	0.0
70,836	5.500%,04/01/2038	78,186	0.0
48,413	5.500%,05/01/2038	52,412	0.0
5,916	5.500%,05/01/2038	6,535	0.0
147,865	5.500%,06/01/2038	163,309	0.0
43,607	5.500%,06/01/2038	48,153	0.0
142,439	5.500%,07/01/2038	157,219	0.0
7,579	5.500%,08/01/2038	8,369	0.0
28,461	5.500%,08/01/2038	31,405	0.0
32,685	5.500%,09/01/2038	36,064	0.0
31,632	5.500%,10/01/2038	34,917	0.0
28,167	5.500%,10/01/2038	31,092	0.0
109,773	5.500%,11/01/2038	121,217	0.0
3,160	5.500%,11/01/2038	3,490	0.0
7,512	5.500%,12/01/2038	8,296	0.0
11,265	5.500%,12/01/2038	12,349	0.0
25,408	5.500%,01/01/2039	28,036	0.0
51,022	5.500%,03/01/2039	56,343	0.0
20,951	5.500%,07/01/2039	23,042	0.0
13,658	5.500%,12/01/2039	15,077	0.0
88,746	5.500%,03/01/2040	97,956	0.0
61,540	5.500%,08/01/2040	67,900	0.0
29,299	5.500%,08/01/2040	32,281	0.0
36,933	5.500%,08/01/2040	39,340	0.0
287,135	6.000%,09/01/2027	306,844	0.0
4,749	6.000%,02/01/2029	5,075	0.0
6,416	6.000%,05/01/2035	7,051	0.0
260,792	6.000%,03/01/2037	291,710	0.0
2,245	6.000%,05/01/2037	2,511	0.0
27,637	6.000%,07/01/2037	30,910	0.0
34,876	6.000%,08/01/2037	39,004	0.0
6,192	6.000%,08/01/2037	6,723	0.0
195,296	6.000%,09/01/2037	218,429	0.0
523	6.000%,10/01/2037	584	0.0
7,336	6.000%,11/01/2037	8,208	0.0
5,546	6.000%,12/01/2037	6,175	0.0
1,928	6.000%,12/01/2037	2,065	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2022 (Unaudited) (Continued)

182,629		6.000%,01/01/2038	202,482	0.0
1,107		6.000%,04/01/2038	1,238	0.0
6,983		6.000%,06/01/2038	7,584	0.0
359		6.000%,07/01/2038	385	0.0
22,228		6.000%,08/01/2038	24,023	0.0
47,879		6.000%,11/01/2038	53,107	0.0
12,192		6.000%,05/01/2039	13,331	0.0
10,173		6.000%,08/01/2039	11,236	0.0
1,692		6.000%,09/01/2039	1,809	0.0
613,731		6.500%,09/01/2034	664,560	0.0
			72,185,499	2.5

		Federal National Mortgage Association: 0.0%(5)
28,068		1.304%, (12MTA + 1.200%),08/01/2042	28,620	0.0
45,848		1.304%, (12MTA + 1.200%),08/01/2042	46,836	0.0
14,723		1.304%, (12MTA + 1.200%),10/01/2044	15,051	0.0
24,576		1.304%, (12MTA + 1.200%),10/01/2044	25,094	0.0
63,579		1.591%, (US0001M + 1.422%),02/01/2033	64,259	0.0
35,605		1.637%, (US0012M + 1.486%),07/01/2035	35,689	0.0
12,091		1.710%, (US0012M + 1.444%),08/01/2035	12,139	0.0
46,568		1.718%, (US0006M + 1.373%),09/01/2035	46,689	0.0
336,945		1.825%, (H15T1Y + 1.711%),08/01/2035	338,427	0.0
137,520		1.908%, (US0012M + 1.661%),10/01/2035	137,713	0.0
53,732		1.968%, (US0012M + 1.480%),04/01/2035	53,809	0.0
65,585		1.996%, (US0012M + 1.610%),02/01/2034	66,740	0.0
139,077		2.060%, (US0012M + 1.810%),09/01/2034	144,186	0.0
19,952		2.175%, (US0012M + 1.675%),02/01/2035	19,950	0.0
62,326		2.300%, (H15T1Y + 2.175%),10/01/2035	62,388	0.0
1,634		2.317%, (H15T1Y + 2.215%),09/01/2031	1,635	0.0
7,525		2.335%, (H15T1Y + 2.210%),04/01/2032	7,517	0.0
2,358		3.172%, (COF 11 + 1.251%),05/01/2036	2,451	0.0
21,467		4.012%, (COF 11 + 1.926%),12/01/2036	22,942	0.0
			1,132,135	0.0

		Government National Mortgage Association: 3.1%
1,407,054		2.500%,05/20/2051	1,366,980	0.1
3,867,716		2.500%,09/20/2051	3,757,560	0.1
64,500,000	(6)	2.500%,04/15/2052	62,562,480	2.2
4,390,000	(6)	3.000%,04/15/2052	4,339,069	0.2
2,414,719		3.500%,07/20/2046	2,445,083	0.1
353,605		3.500%,07/20/2047	358,798	0.0
5,590,484		3.500%,12/20/2047	5,691,099	0.2
3,139,234		3.500%,01/20/2048	3,201,546	0.1
436,435		4.000%,11/20/2040	458,820	0.0
833,839		4.000%,03/20/2046	864,549	0.1
685,045		4.500%,08/20/2041	729,837	0.0
333,560		4.500%,01/20/2047	354,976	0.0
13,240		5.000%,11/15/2035	14,388	0.0
1,818		5.000%,11/15/2035	1,962	0.0
5,229		5.000%,11/15/2035	5,753	0.0
4,883		5.000%,11/15/2035	5,281	0.0
14,307		5.000%,06/15/2037	15,468	0.0
101,156		5.000%,03/15/2038	111,369	0.0
31,560		5.000%,03/15/2038	34,665	0.0
4,840		5.000%,06/15/2038	5,258	0.0
357		5.000%,07/15/2038	386	0.0
2,271		5.000%,09/15/2038	2,491	0.0
12,247		5.000%,11/15/2038	13,409	0.0
32,509		5.000%,11/15/2038	35,794	0.0
53,757		5.000%,12/15/2038	59,368	0.0
691,859		5.000%,12/15/2038	764,225	0.0
7,689		5.000%,12/15/2038	8,307	0.0
48,715		5.000%,01/15/2039	53,793	0.0
510,137		5.000%,01/15/2039	560,256	0.0
91,831		5.000%,01/15/2039	101,351	0.0
20,513		5.000%,02/15/2039	22,430	0.0
46,598		5.000%,02/15/2039	51,209	0.0
73,606		5.000%,02/15/2039	81,158	0.0
51,986		5.000%,03/15/2039	57,204	0.0
54,973		5.000%,03/15/2039	60,491	0.0
1,702		5.000%,03/15/2039	1,880	0.0
101,541		5.000%,03/15/2039	111,731	0.0
55,969		5.000%,04/15/2039	61,327	0.0
106,555		5.000%,05/15/2039	117,300	0.0
402		5.000%,05/15/2039	434	0.0
35,870		5.000%,05/15/2039	39,470	0.0
47,909		5.000%,07/15/2039	52,786	0.0
40,270		5.000%,09/15/2039	44,148	0.0
9,128		5.000%,11/15/2039	10,028	0.0
1,318		5.000%,04/15/2040	1,451	0.0
9,196		5.000%,06/15/2040	10,130	0.0
18,964		5.000%,09/15/2040	20,895	0.0
12,623		5.000%,09/15/2040	13,621	0.0
40,231		5.000%,10/15/2040	44,082	0.0
47,121		5.000%,05/15/2042	50,917	0.0
256,209		5.000%,02/20/2043	281,439	0.0
			89,058,452	3.1

		Uniform Mortgage-Backed Securities: 11.1%
1,996,201		2.000%,02/01/2052	1,859,023	0.1
3,976,684		2.000%,02/01/2052	3,704,393	0.1
44,513,000	(6)	2.000%,04/15/2052	41,325,800	1.4
1,264,246		2.500%,05/01/2030	1,252,797	0.1
2,478,121		2.500%,06/01/2030	2,454,916	0.1
1,791,845		2.500%,06/01/2030	1,775,067	0.1
1,112,531		2.500%,07/01/2030	1,102,105	0.1
2,994,024		2.500%,02/01/2052	2,879,401	0.1
4,990,204		2.500%,02/01/2052	4,791,428	0.2
101,500,000	(6)	2.500%,04/15/2052	96,845,274	3.3
2,525,748		3.000%,08/01/2030	2,552,839	0.1
1,281,230		3.000%,09/01/2030	1,294,984	0.1
885,530		3.000%,08/01/2043	884,793	0.1
1,511,866		3.000%,09/01/2043	1,510,002	0.1
5,741,521		3.000%,04/01/2045	5,709,696	0.2
3,428,841		3.000%,08/01/2046	3,409,851	0.1
326,430		3.000%,09/01/2046	323,976	0.0
4,581,203		3.000%,01/01/2047	4,547,877	0.2
4,991,192		3.000%,02/01/2052	4,916,255	0.2
2,994,981		3.000%,02/01/2052	2,947,066	0.1
31,900,000	(6)	3.000%,04/15/2052	31,207,172	1.1
506,638		3.500%,12/01/2041	516,096	0.0
95,817		3.500%,08/01/2042	97,754	0.0
403,105		3.500%,08/01/2042	410,217	0.0
360,782		3.500%,10/01/2042	368,120	0.0
566,779		3.500%,10/01/2042	578,305	0.0
254,069		3.500%,03/01/2043	259,213	0.0
2,115,414		3.500%,01/01/2046	2,155,677	0.1
3,569,021		3.500%,02/01/2046	3,636,902	0.1
15,206,506		3.500%,08/01/2046	15,490,922	0.6
2,416,286		3.500%,08/01/2046	2,459,257	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2022 (Unaudited) (Continued)

2,465,382	3.500%,09/01/2047	2,488,080	0.1
7,055,923	3.500%,07/01/2048	7,154,642	0.3
2,695,795	3.500%,02/01/2052	2,714,991	0.1
2,833	4.000%,05/01/2029	2,895	0.0
21,319	4.000%,11/01/2030	21,944	0.0
11,753	4.000%,02/01/2031	12,098	0.0
5,805	4.000%,10/01/2031	6,007	0.0
4,369,987	4.000%,12/01/2039	4,571,724	0.2
529,766	4.000%,07/01/2042	550,587	0.0
2,159,640	4.000%,07/01/2042	2,261,035	0.1
223,455	4.000%,07/01/2042	233,810	0.0
318,812	4.000%,08/01/2042	326,377	0.0
164,000	4.000%,08/01/2042	167,637	0.0
1,331,500	4.000%,08/01/2043	1,387,904	0.1
2,369,353	4.000%,09/01/2043	2,475,734	0.1
81,431	4.000%,10/01/2043	85,014	0.0
162,808	4.000%,10/01/2043	169,430	0.0
4,490,076	4.000%,01/01/2045	4,691,467	0.2
421,206	4.000%,06/01/2045	439,764	0.0
1,978,796	4.000%,07/01/2045	2,049,962	0.1
816,965	4.000%,07/01/2045	850,376	0.1
3,513,229	4.000%,02/01/2046	3,667,823	0.1
690,771	4.000%,06/01/2047	711,822	0.0
471,518	4.000%,03/01/2048	484,601	0.0
150,029	4.000%,03/01/2048	153,649	0.0
3,379,674	4.000%,09/01/2048	3,502,539	0.1
20,475	4.500%,10/01/2025	21,218	0.0
354,428	4.500%,07/01/2026	365,498	0.0
326,837	4.500%,04/01/2029	339,028	0.0
59,450	4.500%,06/01/2029	61,659	0.0
4,865	4.500%,06/01/2029	5,047	0.0
61,710	4.500%,07/01/2029	64,014	0.0
1,427	4.500%,10/01/2029	1,480	0.0
8,779	4.500%,06/01/2030	9,104	0.0
259,666	4.500%,10/01/2030	269,989	0.0
64,104	4.500%,02/01/2031	66,607	0.0
44,990	4.500%,05/01/2031	46,786	0.0
33,434	4.500%,10/01/2033	35,590	0.0
13,869	4.500%,01/01/2034	14,686	0.0
3,887	4.500%,07/01/2034	4,135	0.0
3,971	4.500%,09/01/2035	4,194	0.0
19,472	4.500%,09/01/2035	20,615	0.0
29,893	4.500%,11/01/2035	31,797	0.0
127,728	4.500%,02/01/2036	132,498	0.0
70,164	4.500%,01/01/2037	74,687	0.0
31,777	4.500%,09/01/2037	33,826	0.0
1,872	4.500%,02/01/2038	1,954	0.0
19,290	4.500%,01/01/2039	20,536	0.0
26,201	4.500%,02/01/2039	27,892	0.0
2,004	4.500%,02/01/2039	2,079	0.0
34,676	4.500%,04/01/2039	36,898	0.0
11,911	4.500%,04/01/2039	12,677	0.0
63,237	4.500%,04/01/2039	66,791	0.0
3,664	4.500%,05/01/2039	3,901	0.0
66,811	4.500%,05/01/2039	71,101	0.0
72,030	4.500%,05/01/2039	76,654	0.0
11,184	4.500%,05/01/2039	11,906	0.0
58,340	4.500%,05/01/2039	62,091	0.0
373	4.500%,05/01/2039	396	0.0
741,128	4.500%,05/01/2039	789,018	0.0
88,778	4.500%,06/01/2039	94,487	0.0
4,597	4.500%,06/01/2039	4,894	0.0
13,426	4.500%,07/01/2039	14,292	0.0
19,928	4.500%,07/01/2039	20,946	0.0
45,778	4.500%,07/01/2039	48,735	0.0
163,742	4.500%,08/01/2039	174,284	0.0
90,528	4.500%,08/01/2039	96,358	0.0
56,800	4.500%,08/01/2039	60,472	0.0
41,879	4.500%,08/01/2039	44,540	0.0
156,739	4.500%,09/01/2039	166,834	0.0
142,256	4.500%,10/01/2039	151,426	0.0
64,226	4.500%,11/01/2039	68,360	0.0
8,760	4.500%,11/01/2039	9,325	0.0
3,916	4.500%,12/01/2039	4,168	0.0
6,847	4.500%,12/01/2039	7,107	0.0
3,490	4.500%,01/01/2040	3,636	0.0
294,472	4.500%,01/01/2040	313,136	0.0
138,706	4.500%,02/01/2040	147,644	0.0
67,442	4.500%,02/01/2040	71,792	0.0
493,487	4.500%,04/01/2040	523,974	0.0
43,021	4.500%,04/01/2040	45,674	0.0
35,314	4.500%,05/01/2040	36,803	0.0
201,853	4.500%,05/01/2040	211,615	0.0
27,635	4.500%,06/01/2040	29,339	0.0
240,005	4.500%,06/01/2040	255,425	0.0
97,363	4.500%,06/01/2040	103,550	0.0
3,070	4.500%,06/01/2040	3,267	0.0
51,037	4.500%,06/01/2040	53,946	0.0
66,353	4.500%,07/01/2040	70,580	0.0
101,519	4.500%,07/01/2040	108,069	0.0
17,618	4.500%,07/01/2040	18,585	0.0
70,561	4.500%,08/01/2040	74,516	0.0
80,649	4.500%,08/01/2040	84,975	0.0
1,734	4.500%,08/01/2040	1,846	0.0
33,513	4.500%,08/01/2040	35,494	0.0
57,423	4.500%,08/01/2040	60,816	0.0
21,046	4.500%,08/01/2040	22,401	0.0
5,754	4.500%,08/01/2040	5,988	0.0
21,552	4.500%,09/01/2040	22,882	0.0
169,884	4.500%,09/01/2040	180,819	0.0
22,613	4.500%,09/01/2040	24,065	0.0
15,242	4.500%,09/01/2040	16,224	0.0
101,634	4.500%,09/01/2040	105,595	0.0
14,439	4.500%,09/01/2040	15,372	0.0
12,889	4.500%,09/01/2040	13,367	0.0
26,828	4.500%,10/01/2040	28,340	0.0
25,961	4.500%,10/01/2040	27,637	0.0
59,869	4.500%,10/01/2040	63,733	0.0
147,986	4.500%,10/01/2040	157,511	0.0
138,788	4.500%,10/01/2040	147,330	0.0
43,588	4.500%,11/01/2040	46,405	0.0
783,784	4.500%,11/01/2040	834,379	0.0
349,059	4.500%,11/01/2040	371,500	0.0
48,372	4.500%,11/01/2040	51,441	0.0
287,889	4.500%,11/01/2040	298,826	0.0
12,675	4.500%,12/01/2040	13,321	0.0
164,604	4.500%,12/01/2040	175,232	0.0
82,501	4.500%,12/01/2040	87,380	0.0
21,873	4.500%,12/01/2040	23,136	0.0
2,468	4.500%,12/01/2040	2,626	0.0
20,886	4.500%,12/01/2040	22,178	0.0
88,688	4.500%,12/01/2040	94,476	0.0
33,361	4.500%,12/01/2040	35,511	0.0
35,695	4.500%,12/01/2040	37,757	0.0
180,691	4.500%,01/01/2041	192,384	0.0
35,982	4.500%,01/01/2041	38,289	0.0
399,173	4.500%,01/01/2041	424,887	0.0
22,243	4.500%,01/01/2041	23,680	0.0
124,003	4.500%,01/01/2041	131,994	0.0
19,620	4.500%,02/01/2041	20,740	0.0
47,354	4.500%,02/01/2041	50,378	0.0
64,068	4.500%,02/01/2041	67,860	0.0
58,921	4.500%,02/01/2041	61,286	0.0
62,748	4.500%,02/01/2041	66,439	0.0
3,686	4.500%,03/01/2041	3,921	0.0
58,281	4.500%,03/01/2041	61,727	0.0
179,764	4.500%,03/01/2041	188,906	0.0
41,619	4.500%,03/01/2041	44,292	0.0
19,078	4.500%,03/01/2041	20,204	0.0
75,939	4.500%,03/01/2041	78,973	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2022 (Unaudited) (Continued)

11,543	4.500%,03/01/2041	11,977	0.0
48,387	4.500%,03/01/2041	51,515	0.0
21,435	4.500%,03/01/2041	22,816	0.0
32,125	4.500%,04/01/2041	34,177	0.0
17,000	4.500%,04/01/2041	17,636	0.0
185,533	4.500%,04/01/2041	197,516	0.0
4,637	4.500%,04/01/2041	4,899	0.0
74,182	4.500%,04/01/2041	76,982	0.0
49,579	4.500%,04/01/2041	51,444	0.0
359,770	4.500%,04/01/2041	385,264	0.0
2,955	4.500%,05/01/2041	3,139	0.0
231,290	4.500%,05/01/2041	244,306	0.0
329,644	4.500%,05/01/2041	349,269	0.0
265,813	4.500%,05/01/2041	282,686	0.0
151,844	4.500%,05/01/2041	160,618	0.0
11,487	4.500%,05/01/2041	11,919	0.0
6,395	4.500%,05/01/2041	6,802	0.0
16,621	4.500%,05/01/2041	17,580	0.0
22,139	4.500%,05/01/2041	23,511	0.0
48,829	4.500%,06/01/2041	50,923	0.0
187,402	4.500%,06/01/2041	199,608	0.0
12,431	4.500%,06/01/2041	13,233	0.0
25,450	4.500%,07/01/2041	26,883	0.0
153,652	4.500%,07/01/2041	163,647	0.0
11,238	4.500%,07/01/2041	11,955	0.0
42,640	4.500%,07/01/2041	45,471	0.0
80,333	4.500%,07/01/2041	85,518	0.0
3,736	4.500%,07/01/2041	3,977	0.0
2,584	4.500%,07/01/2041	2,731	0.0
97,730	4.500%,08/01/2041	104,085	0.0
126,304	4.500%,08/01/2041	131,045	0.0
110,842	4.500%,08/01/2041	117,977	0.0
159,536	4.500%,08/01/2041	166,074	0.0
55,600	4.500%,08/01/2041	58,623	0.0
14,755	4.500%,08/01/2041	15,707	0.0
21,547	4.500%,08/01/2041	22,356	0.0
131,031	4.500%,08/01/2041	136,612	0.0
52,493	4.500%,09/01/2041	54,936	0.0
4,283	4.500%,09/01/2041	4,549	0.0
458,620	4.500%,09/01/2041	487,071	0.0
11,438	4.500%,09/01/2041	12,100	0.0
21,041	4.500%,10/01/2041	22,387	0.0
88,189	4.500%,10/01/2041	91,772	0.0
31,318	4.500%,10/01/2041	33,188	0.0
487,990	4.500%,10/01/2041	516,241	0.0
230,048	4.500%,10/01/2041	244,264	0.0
975,637	4.500%,10/01/2041	1,035,614	0.1
44,393	4.500%,10/01/2041	46,071	0.0
231,524	4.500%,10/01/2041	246,317	0.0
254,933	4.500%,11/01/2041	271,649	0.0
3,513	4.500%,11/01/2041	3,720	0.0
186,938	4.500%,12/01/2041	198,923	0.0
628,565	4.500%,12/01/2041	669,911	0.0
23,201	4.500%,01/01/2042	24,592	0.0
10,895	4.500%,01/01/2042	11,593	0.0
13,629	4.500%,01/01/2042	14,141	0.0
4,270	4.500%,03/01/2042	4,430	0.0
33,970	4.500%,03/01/2042	35,331	0.0
27,626	4.500%,04/01/2042	28,658	0.0
11,655	4.500%,06/01/2042	12,232	0.0
6,107	4.500%,08/01/2042	6,501	0.0
4,170	4.500%,09/01/2042	4,326	0.0
6,565	4.500%,01/01/2043	6,813	0.0
6,167	4.500%,12/01/2043	6,540	0.0
80,455	4.500%,04/01/2047	83,842	0.0
20,775	4.500%,05/01/2047	21,550	0.0
84,794	4.500%,06/01/2047	88,716	0.0
120,958	4.500%,06/01/2047	126,519	0.0
314,363	4.500%,07/01/2047	329,269	0.0
68,355	4.500%,07/01/2047	70,948	0.0
16,412	4.500%,08/01/2047	17,024	0.0
128	5.000%,04/01/2023	135	0.0
285	5.000%,12/01/2023	300	0.0
28,109	5.000%,04/01/2026	29,575	0.0
39,331	5.000%,05/01/2026	41,379	0.0
30,484	5.000%,08/01/2027	32,072	0.0
11,462	5.000%,04/01/2028	12,067	0.0
82,046	5.000%,05/01/2033	86,458	0.0
169,406	5.000%,06/01/2033	183,433	0.0
19,722	5.000%,08/01/2033	21,350	0.0
209,302	5.000%,09/01/2033	224,572	0.0
51,758	5.000%,02/01/2034	54,933	0.0
106,579	5.000%,03/01/2034	115,250	0.0
29,242	5.000%,06/01/2034	31,655	0.0
8,273	5.000%,11/01/2034	8,954	0.0
240,176	5.000%,02/01/2035	260,035	0.0
244,228	5.000%,03/01/2035	264,117	0.0
6,957	5.000%,05/01/2035	7,523	0.0
891,049	5.000%,07/01/2035	949,009	0.1
44,470	5.000%,08/01/2035	46,821	0.0
4,386	5.000%,09/01/2035	4,723	0.0
91,709	5.000%,09/01/2035	99,343	0.0
2,313	5.000%,10/01/2035	2,504	0.0
112,905	5.000%,10/01/2035	122,232	0.0
57,401	5.000%,12/01/2035	62,138	0.0
129,900	5.000%,02/01/2036	140,658	0.0
41,981	5.000%,03/01/2036	45,436	0.0
51,915	5.000%,04/01/2036	55,728	0.0
32,827	5.000%,05/01/2036	35,536	0.0
310,869	5.000%,07/01/2036	336,243	0.0
1,158,707	5.000%,12/01/2036	1,253,855	0.1
1,142,529	5.000%,07/01/2037	1,213,502	0.1
54,226	5.000%,04/01/2038	57,553	0.0
24,825	5.000%,04/01/2039	26,257	0.0
8,902	5.000%,07/01/2039	9,391	0.0
209,023	5.000%,11/01/2040	225,747	0.0
15,208	5.000%,04/01/2041	16,052	0.0
152,174	5.000%,05/01/2041	164,792	0.0
408,520	5.000%,06/01/2041	442,384	0.0
898,239	5.000%,06/01/2041	972,357	0.1
132	5.500%,06/01/2022	132	0.0
84	5.500%,11/01/2022	84	0.0
146	5.500%,11/01/2022	147	0.0
699	5.500%,11/01/2022	703	0.0
9	5.500%,12/01/2022	9	0.0
14,096	5.500%,06/01/2023	14,972	0.0
264	5.500%,07/01/2023	265	0.0
3,226	5.500%,07/01/2023	3,266	0.0
2,004	5.500%,09/01/2023	2,033	0.0
434	5.500%,01/01/2025	437	0.0
84	5.500%,08/01/2025	85	0.0
3,606	5.500%,07/01/2026	3,831	0.0
3,762	5.500%,12/01/2027	4,000	0.0
11,937	5.500%,04/01/2028	12,688	0.0
4,286	5.500%,08/01/2028	4,568	0.0
6,012	5.500%,01/01/2029	6,406	0.0
52,872	5.500%,10/01/2029	56,287	0.0
41,600	5.500%,04/01/2033	44,680	0.0
12,249	5.500%,10/01/2033	13,051	0.0
4,023	5.500%,11/01/2033	4,355	0.0
5,926	5.500%,11/01/2033	6,334	0.0
2,841	5.500%,11/01/2033	3,024	0.0
790	5.500%,11/01/2033	855	0.0
33,805	5.500%,12/01/2033	37,037	0.0
67,349	5.500%,12/01/2033	72,357	0.0
13,136	5.500%,12/01/2033	14,267	0.0
213,650	5.500%,12/01/2033	231,998	0.0
1,031	5.500%,12/01/2033	1,130	0.0
73,471	5.500%,01/01/2034	79,981	0.0
526	5.500%,01/01/2034	566	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2022 (Unaudited) (Continued)

7,564	5.500%,01/01/2034	8,047	0.0
9,532	5.500%,01/01/2034	10,413	0.0
16,784	5.500%,01/01/2034	17,868	0.0
5,132	5.500%,06/01/2034	5,619	0.0
5,038	5.500%,11/01/2034	5,359	0.0
35,888	5.500%,11/01/2034	39,325	0.0
768	5.500%,12/01/2034	841	0.0
23,154	5.500%,01/01/2035	24,657	0.0
10,395	5.500%,01/01/2035	11,388	0.0
20,149	5.500%,01/01/2035	22,061	0.0
1,014,559	5.500%,02/01/2035	1,111,592	0.1
9,350	5.500%,02/01/2035	9,995	0.0
6,757	5.500%,07/01/2035	7,375	0.0
678,553	5.500%,08/01/2035	742,390	0.0
2,669	5.500%,10/01/2035	2,922	0.0
31,840	5.500%,11/01/2035	34,578	0.0
420	5.500%,11/01/2035	450	0.0
90,252	5.500%,12/01/2035	98,817	0.0
499	5.500%,12/01/2035	542	0.0
9,517	5.500%,12/01/2035	10,422	0.0
584	5.500%,12/01/2035	640	0.0
7,068	5.500%,01/01/2036	7,670	0.0
58,312	5.500%,01/01/2036	63,902	0.0
426	5.500%,02/01/2036	453	0.0
8,745	5.500%,04/01/2036	9,472	0.0
699,192	5.500%,07/01/2036	766,311	0.0
430	5.500%,08/01/2036	471	0.0
34,857	5.500%,09/01/2036	38,201	0.0
56,627	5.500%,09/01/2036	62,006	0.0
1,143	5.500%,12/01/2036	1,259	0.0
871	5.500%,12/01/2036	954	0.0
84,779	5.500%,12/01/2036	93,004	0.0
101,756	5.500%,12/01/2036	110,987	0.0
49,665	5.500%,01/01/2037	54,645	0.0
11,713	5.500%,01/01/2037	12,841	0.0
74,029	5.500%,02/01/2037	81,343	0.0
209,148	5.500%,03/01/2037	225,099	0.0
7,422	5.500%,04/01/2037	8,115	0.0
590	5.500%,05/01/2037	650	0.0
20,763	5.500%,05/01/2037	22,892	0.0
1,339	5.500%,05/01/2037	1,471	0.0
9,454	5.500%,05/01/2037	10,309	0.0
20,072	5.500%,06/01/2037	21,902	0.0
48,485	5.500%,06/01/2037	53,283	0.0
20,077	5.500%,07/01/2037	21,841	0.0
10,953	5.500%,08/01/2037	12,003	0.0
25,757	5.500%,08/01/2037	28,364	0.0
29,449	5.500%,08/01/2037	32,273	0.0
76,400	5.500%,09/01/2037	84,128	0.0
584	5.500%,11/01/2037	644	0.0
274,444	5.500%,01/01/2038	302,643	0.0
498	5.500%,02/01/2038	549	0.0
875	5.500%,02/01/2038	958	0.0
245,514	5.500%,03/01/2038	270,824	0.0
4,677	5.500%,03/01/2038	5,082	0.0
500	5.500%,04/01/2038	551	0.0
47,712	5.500%,04/01/2038	52,061	0.0
9,370	5.500%,04/01/2038	9,987	0.0
2,177	5.500%,05/01/2038	2,403	0.0
6,078	5.500%,05/01/2038	6,703	0.0
133,261	5.500%,05/01/2038	146,533	0.0
1,277,465	5.500%,06/01/2038	1,406,799	0.1
17,671	5.500%,06/01/2038	19,348	0.0
63,945	5.500%,06/01/2038	70,514	0.0
361	5.500%,07/01/2038	398	0.0
30,276	5.500%,07/01/2038	33,398	0.0
34,191	5.500%,07/01/2038	37,691	0.0
40,154	5.500%,07/01/2038	43,961	0.0
17,339	5.500%,08/01/2038	18,990	0.0
65,741	5.500%,08/01/2038	72,517	0.0
8,113	5.500%,08/01/2038	8,891	0.0
141,581	5.500%,11/01/2038	156,221	0.0
33,061	5.500%,11/01/2038	35,985	0.0
117	5.500%,12/01/2038	126	0.0
22,524	5.500%,12/01/2038	24,858	0.0
38,307	5.500%,01/01/2039	42,131	0.0
260,640	5.500%,01/01/2039	282,762	0.0
75,845	5.500%,01/01/2039	83,464	0.0
14,881	5.500%,03/01/2039	16,423	0.0
220,434	5.500%,06/01/2039	242,386	0.0
132,006	5.500%,06/01/2039	145,534	0.0
12,474	5.500%,07/01/2041	13,756	0.0
262,070	5.500%,09/01/2041	286,782	0.0
114	6.000%,06/01/2022	113	0.0
274	6.000%,01/01/2023	292	0.0
59,866	6.000%,11/01/2028	63,908	0.0
285	6.000%,04/01/2031	311	0.0
247	6.000%,01/01/2032	263	0.0
520	6.000%,11/01/2032	556	0.0
560	6.000%,11/01/2032	620	0.0
35,422	6.000%,01/01/2033	39,214	0.0
2,323	6.000%,09/01/2033	2,501	0.0
353	6.000%,01/01/2034	380	0.0
27,489	6.000%,06/01/2035	29,454	0.0
4,091	6.000%,07/01/2035	4,562	0.0
8,991	6.000%,07/01/2035	10,032	0.0
5,784	6.000%,07/01/2035	6,203	0.0
4,666	6.000%,07/01/2035	4,984	0.0
1,091	6.000%,10/01/2035	1,165	0.0
374	6.000%,10/01/2035	399	0.0
43,633	6.000%,11/01/2035	48,104	0.0
201,673	6.000%,12/01/2035	216,282	0.0
33,859	6.000%,12/01/2035	37,836	0.0
2,254	6.000%,12/01/2035	2,408	0.0
4,562	6.000%,01/01/2036	4,912	0.0
31,611	6.000%,02/01/2036	35,307	0.0
226	6.000%,02/01/2036	241	0.0
8,308	6.000%,02/01/2036	8,870	0.0
27,877	6.000%,02/01/2036	31,131	0.0
16,411	6.000%,03/01/2036	17,799	0.0
25,152	6.000%,03/01/2036	27,428	0.0
14,708	6.000%,04/01/2036	16,418	0.0
31,466	6.000%,04/01/2036	35,120	0.0
5,235	6.000%,05/01/2036	5,591	0.0
9,664	6.000%,05/01/2036	10,481	0.0
346	6.000%,06/01/2036	378	0.0
2,328	6.000%,06/01/2036	2,566	0.0
3,820	6.000%,07/01/2036	4,097	0.0
13,965	6.000%,07/01/2036	14,929	0.0
55,593	6.000%,07/01/2036	62,147	0.0
1,237	6.000%,07/01/2036	1,327	0.0
2,733	6.000%,08/01/2036	3,038	0.0
2,729	6.000%,08/01/2036	3,006	0.0
170,915	6.000%,08/01/2036	187,334	0.0
350,295	6.000%,08/01/2036	386,129	0.0
15,120	6.000%,08/01/2036	16,885	0.0
17,889	6.000%,08/01/2036	19,690	0.0
10,819	6.000%,09/01/2036	12,090	0.0
21,588	6.000%,09/01/2036	23,890	0.0
35,177	6.000%,09/01/2036	39,251	0.0
13,003	6.000%,09/01/2036	14,195	0.0
79	6.000%,09/01/2036	85	0.0
12,600	6.000%,09/01/2036	13,670	0.0
57,265	6.000%,09/01/2036	61,154	0.0
10,840	6.000%,10/01/2036	12,102	0.0
30,660	6.000%,10/01/2036	33,826	0.0
28,345	6.000%,10/01/2036	31,649	0.0
24,203	6.000%,10/01/2036	26,899	0.0
13,074	6.000%,10/01/2036	14,043	0.0
2,310	6.000%,10/01/2036	2,467	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2022 (Unaudited) (Continued)

41,216	6.000%,11/01/2036	44,248	0.0
9,245	6.000%,11/01/2036	10,033	0.0
15,377	6.000%,11/01/2036	16,421	0.0
26,102	6.000%,11/01/2036	29,144	0.0
31,576	6.000%,12/01/2036	35,294	0.0
41,928	6.000%,12/01/2036	44,801	0.0
1,408	6.000%,12/01/2036	1,538	0.0
20,741	6.000%,12/01/2036	22,183	0.0
74,124	6.000%,12/01/2036	79,148	0.0
2,824	6.000%,12/01/2036	3,157	0.0
3,947	6.000%,12/01/2036	4,265	0.0
807	6.000%,01/01/2037	879	0.0
7,577	6.000%,01/01/2037	8,456	0.0
475	6.000%,01/01/2037	529	0.0
10,827	6.000%,01/01/2037	11,562	0.0
11,726	6.000%,02/01/2037	13,105	0.0
7,812	6.000%,02/01/2037	8,393	0.0
695	6.000%,02/01/2037	742	0.0
86,571	6.000%,02/01/2037	96,671	0.0
8,570	6.000%,03/01/2037	9,175	0.0
504	6.000%,03/01/2037	555	0.0
84,956	6.000%,03/01/2037	92,177	0.0
18,166	6.000%,03/01/2037	19,838	0.0
13,838	6.000%,03/01/2037	15,451	0.0
5,334	6.000%,03/01/2037	5,955	0.0
85,690	6.000%,04/01/2037	95,671	0.0
656	6.000%,04/01/2037	701	0.0
29,587	6.000%,04/01/2037	31,649	0.0
28,531	6.000%,04/01/2037	30,499	0.0
24,011	6.000%,04/01/2037	26,600	0.0
2,307	6.000%,04/01/2037	2,479	0.0
19,995	6.000%,04/01/2037	21,419	0.0
43,333	6.000%,04/01/2037	48,403	0.0
1,607	6.000%,04/01/2037	1,794	0.0
14,688	6.000%,04/01/2037	16,058	0.0
751	6.000%,04/01/2037	803	0.0
5,468	6.000%,04/01/2037	5,988	0.0
11,350	6.000%,04/01/2037	12,687	0.0
828	6.000%,05/01/2037	887	0.0
13,280	6.000%,05/01/2037	14,183	0.0
19,670	6.000%,05/01/2037	21,087	0.0
15,719	6.000%,05/01/2037	16,840	0.0
5,369	6.000%,05/01/2037	5,917	0.0
10,918	6.000%,05/01/2037	11,663	0.0
71,926	6.000%,05/01/2037	80,378	0.0
12,737	6.000%,05/01/2037	14,234	0.0
5,687	6.000%,05/01/2037	6,079	0.0
21,147	6.000%,05/01/2037	23,159	0.0
519	6.000%,05/01/2037	554	0.0
25,679	6.000%,05/01/2037	27,437	0.0
3,755	6.000%,06/01/2037	4,017	0.0
4,886	6.000%,06/01/2037	5,462	0.0
3,674	6.000%,06/01/2037	4,001	0.0
24,353	6.000%,06/01/2037	26,014	0.0
1,295	6.000%,06/01/2037	1,383	0.0
43,361	6.000%,06/01/2037	48,011	0.0
5,123	6.000%,06/01/2037	5,471	0.0
13,394	6.000%,07/01/2037	14,330	0.0
18,833	6.000%,07/01/2037	20,303	0.0
43,710	6.000%,07/01/2037	48,867	0.0
6,679	6.000%,07/01/2037	7,129	0.0
5,391	6.000%,07/01/2037	6,022	0.0
2,981	6.000%,07/01/2037	3,285	0.0
11,317	6.000%,07/01/2037	12,233	0.0
31,865	6.000%,07/01/2037	34,074	0.0
6,934	6.000%,07/01/2037	7,742	0.0
19,061	6.000%,08/01/2037	21,288	0.0
8,851	6.000%,08/01/2037	9,454	0.0
7,763	6.000%,08/01/2037	8,290	0.0
6,102	6.000%,08/01/2037	6,523	0.0
37,479	6.000%,08/01/2037	40,036	0.0
17,267	6.000%,08/01/2037	18,441	0.0
4,719	6.000%,08/01/2037	5,276	0.0
35,993	6.000%,08/01/2037	40,210	0.0
2,084	6.000%,09/01/2037	2,328	0.0
6,882	6.000%,09/01/2037	7,352	0.0
196,796	6.000%,09/01/2037	219,961	0.0
551	6.000%,09/01/2037	591	0.0
63,395	6.000%,09/01/2037	69,893	0.0
12,805	6.000%,09/01/2037	14,315	0.0
982	6.000%,10/01/2037	1,069	0.0
27,831	6.000%,10/01/2037	31,074	0.0
41,919	6.000%,11/01/2037	46,583	0.0
759	6.000%,11/01/2037	848	0.0
29,245	6.000%,11/01/2037	32,514	0.0
50,329	6.000%,12/01/2037	56,237	0.0
68,897	6.000%,12/01/2037	76,808	0.0
18,797	6.000%,12/01/2037	20,724	0.0
1,061	6.000%,12/01/2037	1,185	0.0
100,767	6.000%,02/01/2038	111,921	0.0
57,427	6.000%,02/01/2038	62,062	0.0
19,184	6.000%,02/01/2038	21,327	0.0
3,907	6.000%,03/01/2038	4,175	0.0
1,000	6.000%,03/01/2038	1,117	0.0
17,777	6.000%,03/01/2038	19,825	0.0
50,279	6.000%,05/01/2038	55,865	0.0
2,725	6.000%,05/01/2038	3,047	0.0
9,140	6.000%,06/01/2038	10,218	0.0
1,016	6.000%,06/01/2038	1,086	0.0
35,211	6.000%,07/01/2038	39,323	0.0
80,273	6.000%,07/01/2038	87,816	0.0
924	6.000%,08/01/2038	1,028	0.0
20,765	6.000%,09/01/2038	23,091	0.0
5,256	6.000%,09/01/2038	5,875	0.0
3,334	6.000%,09/01/2038	3,576	0.0
14,650	6.000%,09/01/2038	15,729	0.0
358	6.000%,10/01/2038	383	0.0
11,619	6.000%,10/01/2038	12,822	0.0
11,903	6.000%,10/01/2038	12,718	0.0
9,870	6.000%,10/01/2038	11,035	0.0
22,101	6.000%,10/01/2038	24,685	0.0
1,471	6.000%,10/01/2038	1,623	0.0
117,312	6.000%,11/01/2038	127,153	0.0
1,136	6.000%,11/01/2038	1,215	0.0
479	6.000%,11/01/2038	529	0.0
12,592	6.000%,12/01/2038	13,558	0.0
880	6.000%,12/01/2038	942	0.0
54,100	6.000%,12/01/2038	60,481	0.0
14,291	6.000%,10/01/2039	15,965	0.0
1,093	6.000%,10/01/2039	1,222	0.0
323,496	6.000%,02/01/2040	361,673	0.0
14,246	6.000%,04/01/2040	15,927	0.0
110,751	6.000%,09/01/2040	118,602	0.0
145,093	6.000%,10/01/2040	160,491	0.0
211,872	6.000%,05/01/2041	235,735	0.0
2,478	6.500%,04/01/2027	2,662	0.0
721	6.500%,02/01/2028	774	0.0
11	6.500%,06/01/2029	12	0.0
5,115	6.500%,01/01/2032	5,497	0.0
6,106	6.500%,04/01/2032	6,704	0.0
12,124	6.500%,10/01/2032	13,022	0.0
8,442	6.500%,10/01/2032	9,074	0.0
4,507	6.500%,03/01/2038	5,061	0.0
413	7.000%,08/01/2025	429	0.0
214	7.000%,02/01/2026	214	0.0
6,034	7.000%,03/01/2026	6,081	0.0
4,722	7.000%,03/01/2026	4,924	0.0
1,423	7.000%,03/01/2026	1,428	0.0
518	7.000%,12/01/2027	523	0.0
181,004	7.000%,03/01/2038	202,673	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

477,925		7.000%,04/01/2038	557,723	0.0
6,882		7.500%,09/01/2031	7,467	0.0
			325,296,676	11.1

	Total U.S. Government Agency Obligations
	(Cost $494,462,402)		487,672,762	16.7

U.S. TREASURY OBLIGATIONS: 7.1%
		U.S. Treasury Bonds: 3.9%
17,000		1.250%,05/15/2050	12,701	0.0
920,000		1.375%,11/15/2040	752,819	0.0
77,000		1.625%,11/15/2050	63,194	0.0
34,403,900	(1)	1.875%,02/15/2032	33,043,871	1.1
28,019,600		1.875%,11/15/2051	24,587,199	0.9
100		2.000%,11/15/2041	90	0.0
58,283,700	(1)	2.375%,02/15/2042	56,234,664	1.9
			114,694,538	3.9

		U.S. Treasury Notes: 3.2%
25,000		0.125%,10/15/2023	24,235	0.0
16,997,000		0.250%,06/15/2024	16,214,208	0.6
4,476,400		0.500%,11/30/2023	4,351,638	0.1
4,427,600	(1)	0.875%,01/31/2024	4,315,526	0.1
170,000		0.875%,06/30/2026	158,807	0.0
773,500		1.125%,02/15/2031	698,628	0.0
1,757,900		1.250%,11/30/2026	1,663,447	0.1
8,250,800		1.250%,09/30/2028	7,658,096	0.3
7,583,000	(1)	1.500%,02/29/2024	7,473,106	0.3
139,400	(1)	1.500%,01/31/2027	133,236	0.0
1,600,500		1.500%,11/30/2028	1,507,815	0.0
7,657,000		1.750%,03/15/2025	7,495,485	0.3
6,535,900		1.875%,02/28/2027	6,361,780	0.2
10,690,000	(1)	1.875%,02/28/2029	10,321,696	0.3
7,860,000		2.250%,03/31/2024	7,849,715	0.3
14,295,000		2.375%,03/31/2029	14,254,795	0.5
2,493,000		2.500%,03/31/2027	2,498,648	0.1
			92,980,861	3.2

	Total U.S. Treasury Obligations
	(Cost $213,803,499)		207,675,399	7.1

ASSET-BACKED SECURITIES: 7.0%
		Automobile Asset-Backed Securities: 0.0%
350,000	(2)	GLS Auto Receivables Issuer Trust 2021-4 C, 1.940%, 10/15/2027	335,423	0.0
183,734		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	184,119	0.0
			519,542	0.0

		Home Equity Asset-Backed Securities: 0.1%
1,224,187	(2),(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	1,128,186	0.0
212,482		Home Equity Asset Trust 2005-2 M5, 1.552%, (US0001M + 1.095%), 07/25/2035	212,406	0.0
1,005,234		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 1.372%, (US0001M + 0.915%), 03/25/2035	1,001,766	0.0
140,753		New Century Home Equity Loan Trust 2005-2 M3, 1.192%, (US0001M + 0.735%), 06/25/2035	140,680	0.0
45,893		Renaissance Home Equity Loan Trust 2003-2 A, 1.337%, (US0001M + 0.880%), 08/25/2033	44,855	0.0
1,124,699	(3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	1,145,346	0.1
52,693		Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 0.617%, (US0001M + 0.160%), 11/25/2036	19,244	0.0
			3,692,483	0.1

		Other Asset-Backed Securities: 6.2%
2,000,000	(2)	AGL CLO 12 Ltd. 2021-12A C, 2.104%, (US0003M + 1.850%), 07/20/2034	1,963,518	0.1
2,424,604	(2),(3),(4),(7)	American Homes 4 Rent 2015-SFR1 XS, 3.232%, 04/17/2052	–	–
650,000	(2)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.188%, (US0003M + 1.950%), 04/14/2029	644,874	0.0
3,470,000	(2)	Babson CLO Ltd. 2017-1A A2, 1.591%, (US0003M + 1.350%), 07/18/2029	3,439,408	0.1
4,393,000	(2)	Babson CLO Ltd. 2018-3A A2, 1.554%, (US0003M + 1.300%), 07/20/2029	4,384,271	0.2
910,654	(2)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	856,434	0.0
635,457	(3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.006%, 10/25/2036	631,344	0.0
2,250,000	(2)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 2.404%, (US0003M + 2.150%), 01/20/2032	2,202,712	0.1
2,000,000	(2)	Benefit Street Partners CLO XVIII Ltd. 2019-18A A1R, 1.411%, (US0003M + 1.170%), 10/15/2034	1,980,520	0.1
1,950,000	(2)	Benefit Street Partners CLO XVIII Ltd. 2019-18A A2R, 1.691%, (US0003M + 1.450%), 10/15/2034	1,930,683	0.1
1,450,000	(2)	BlueMountain CLO Ltd. 2021-28A C, 2.241%, (US0003M + 2.000%), 04/15/2034	1,423,999	0.0
5,000,000	(2)	BlueMountain CLO XXXI Ltd. 2021-31A C, 2.248%, (US0003M + 2.000%), 04/19/2034	4,917,265	0.2
6,300,000	(2)	BlueMountain Fuji US Clo I Ltd. 2017-1A CR, 2.504%, (US0003M + 2.250%), 07/20/2029	6,177,522	0.2
2,350,000	(2)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	2,306,783	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

3,490,000	(2)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 1.424%, (US0003M + 1.170%), 07/20/2034	3,446,448	0.1
3,000,000	(2)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 2.254%, (US0003M + 2.000%), 07/20/2034	2,937,867	0.1
1,750,000	(2)	California Street CLO IX L.P. 2012-9A CR3, 2.741%, (US0003M + 2.500%), 07/16/2032	1,708,469	0.1
5,500,000	(2)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A BR2, 2.304%, (US0003M + 2.050%), 04/20/2034	5,416,142	0.2
2,400,000	(2)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 1.371%, (US0003M + 1.130%), 04/17/2031	2,377,214	0.1
3,250,000	(2)	Cedar Funding IV CLO Ltd. 2014-4A CRR, 2.259%, (US0003M + 2.000%), 07/23/2034	3,205,485	0.1
3,000,000	(2)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 1.691%, (US0003M + 1.450%), 10/17/2034	2,966,586	0.1
41,906		Chase Funding Trust Series 2002-4 2A1, 1.197%, (US0001M + 0.740%), 10/25/2032	41,116	0.0
106,708		Chase Funding Trust Series 2003-5 2A2, 1.057%, (US0001M + 0.600%), 07/25/2033	101,864	0.0
3,000,000	(2)	CIFC Funding 2017-2A CR Ltd., 2.104%, (US0003M + 1.850%), 04/20/2030	2,956,533	0.1
1,127,153	(2)	CLI Funding VIII LLC 2022-1A A1, 2.720%, 01/18/2047	1,065,864	0.0
926,250	(2)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	929,034	0.0
487,500	(2)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	490,606	0.0
294,000	(2)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	282,839	0.0
1,358,000	(2)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	1,358,030	0.0
5,000,000	(2)	Dryden Senior Loan Fund 2017-47A CR, 2.291%, (US0003M + 2.050%), 04/15/2028	4,982,245	0.2
3,662,325	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,633,463	0.1
105,556		GSAMP Trust 2007-FM1 A2A, 0.527%, (US0001M + 0.070%), 12/25/2036	62,351	0.0
1,176,879	(2)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	1,180,214	0.0
2,000,000	(2)	Jay Park CLO Ltd. 2016-1A BR, 2.254%, (US0003M + 2.000%), 10/20/2027	1,991,160	0.1
10,000,000	(2)	LCM 26A A2 Ltd., 1.504%, (US0003M + 1.250%), 01/20/2031	9,919,800	0.3
2,450,000	(2)	LCM 30A CR Ltd., 2.254%, (US0003M + 2.000%), 04/20/2031	2,396,509	0.1
58,753		Long Beach Mortgage Loan Trust 2004-4 1A1, 1.017%, (US0001M + 0.560%), 10/25/2034	56,534	0.0
2,090,000	(2)	Madison Park Funding XLVIII Ltd. 2021-48A C, 2.248%, (US0003M + 2.000%), 04/19/2033	2,076,262	0.1
1,650,000	(2)	Madison Park Funding XXI Ltd. 2016-21A ABRR, 1.641%, (US0003M + 1.400%), 10/15/2032	1,637,717	0.1
1,750,000	(2)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	1,747,273	0.1
1,550,607	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,554,346	0.1
914,978	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	904,539	0.0
1,843,761	(2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,824,548	0.1
3,700,000	(2)	Newark BSL CLO 2 Ltd. 2017-1A BR, 2.008%, (US0003M + 1.750%), 07/25/2030	3,648,899	0.1
1,500,000	(2)	Oak Hill Credit Partners 2021-8A C, 2.141%, (US0003M + 1.900%), 01/18/2034	1,481,718	0.1
5,050,000	(2)	OCP CLO 2021-21A C Ltd., 2.154%, (US0003M + 1.900%), 07/20/2034	4,963,110	0.2
3,950,000	(2)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.204%, (US0003M + 1.950%), 03/17/2030	3,858,692	0.1
4,000,000	(2)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 1.598%, (US0003M + 1.350%), 07/19/2030	3,978,312	0.1
1,800,000	(2)	OHA Credit Funding 9 Ltd. 2021-9A C, 2.148%, (US0003M + 1.900%), 07/19/2035	1,781,914	0.1
4,000,000	(2)	Palmer Square CLO 2013-2A BR3 Ltd., 2.098%, (US0003M + 1.850%), 10/17/2031	3,965,664	0.1
2,000,000	(2)	Palmer Square CLO 2021-3A A2 Ltd., 1.633%, (US0003M + 1.400%), 01/15/2035	1,987,950	0.1
7,000,000	(2)	Palmer Square CLO Ltd. 2021-2A C, 2.041%, (US0003M + 1.800%), 07/15/2034	6,904,849	0.2
490,494	(3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.541%, 01/25/2036	481,014	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

2,450,000	(2)	Rockland Park CLO Ltd. 2021-1A C, 2.154%, (US0003M + 1.900%), 04/20/2034	2,422,406	0.1
133,856		Small Business Administration Participation Certificates 2007-20L 1, 5.290%, 12/01/2027	139,238	0.0
1,000,000	(2)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	998,644	0.0
1,525,458	(2)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,495,491	0.1
2,600,000	(2)	Sound Point CLO XXIX Ltd. 2021-1A C1, 2.558%, (US0003M + 2.300%), 04/25/2034	2,552,038	0.1
2,800,000	(2)	Sound Point CLO XXVI Ltd. 2021-1A C1R, 2.454%, (US0003M + 2.200%), 07/20/2034	2,766,145	0.1
1,849,754	(2)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	1,908,162	0.1
8,200,000	(2)	Symphony CLO XXV Ltd. 2021-25A C, 2.298%, (US0003M + 2.050%), 04/19/2034	8,148,488	0.3
1,741,500	(2)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,762,682	0.1
1,496,250	(2)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	1,301,277	0.0
6,000,000	(2)	TCW CLO 2020-1A CRR Ltd., 2.304%, (US0003M + 2.050%), 04/20/2034	5,958,036	0.2
5,500,000	(2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	5,465,346	0.2
7,000,000	(2)	THL Credit Wind River 2017-3A CR Clo Ltd., 2.741%, (US0003M + 2.500%), 04/15/2035	6,946,688	0.2
7,000,000	(2)	Trinitas Clo VII Ltd. 2017-7A A1R, 1.458%, (US0003M + 1.200%), 01/25/2035	6,905,906	0.2
1,281,000	(2)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	1,161,826	0.0
		179,094,886		6.2

		Student Loan Asset-Backed Securities: 0.7%
540,710	(2)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	540,485	0.0
373,874	(2)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	372,383	0.0
655,375	(2)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	656,475	0.0
2,000,000	(2)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	2,012,327	0.1
1,550,000	(2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,439,879	0.0
1,500,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,474,918	0.1
2,500,000	(2),(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,479,129	0.1
2,100,000	(2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	2,092,062	0.1
2,200,000	(2)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	2,196,386	0.1
5,000,000	(2)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	4,958,263	0.2
912,751	(2)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	918,880	0.0
1,000,000	(2)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	987,802	0.0
		20,128,989		0.7

	Total Asset-Backed Securities
	(Cost $205,750,616)		203,435,900	7.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 6.3%
12,370,642	(3),(4)	BANK 2019-BNK16 XA, 0.944%, 02/15/2052	625,792	0.0
2,600,000	(2)	BANK 2019-BNK18 D, 3.000%, 05/15/2062	2,192,581	0.1
50,737,088	(3),(4)	Bank 2019-BNK19 XA, 0.954%, 08/15/2061	2,903,927	0.1
22,800,000	(2),(3),(4)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	437,949	0.0
27,637,038	(3),(4)	Benchmark 2019-B12 XA Mortgage Trust, 1.061%, 08/15/2052	1,432,947	0.0
19,490,642	(3),(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.037%, 03/15/2052	1,125,080	0.0
3,160,000	(2)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 07/15/2053	2,866,117	0.1
2,258,000	(2)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	2,024,580	0.1
3,537,000	(2),(8)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	2,523,485	0.1
1,348,000	(2),(3)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.521%, 05/25/2052	1,097,831	0.0
4,000,000	(2)	BX Commercial Mortgage Trust 2021-IRON E, 2.747%, (US0001M + 2.350%), 02/15/2038	3,895,540	0.1
2,280,000	(2),(3)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	1,988,945	0.1
17,097,078	(3),(4)	CD 2016-CD1 Mortgage Trust XA, 1.376%, 08/10/2049	771,594	0.0
4,120,000	(2),(3)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.432%, 08/10/2049	3,160,531	0.1
34,835,262	(3),(4)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 0.886%, 09/15/2050	1,341,579	0.0
51,510,997	(3),(4)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.535%, 06/10/2051	1,691,807	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

2,101,000	(2),(3)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.065%, 11/10/2051	2,037,582	0.1
11,290,504	(3),(4)	COMM 2012-CR2 XA, 1.601%, 08/15/2045	4,515	0.0
19,955,889	(3),(4)	COMM 2012-CR3 XA, 1.824%, 10/15/2045	61,065	0.0
65,166,000	(2),(3),(4)	COMM 2012-CR4 XB, 0.614%, 10/15/2045	211,659	0.0
18,739,245	(3),(4)	COMM 2012-CR5 XA, 1.493%, 12/10/2045	88,826	0.0
1,910,000	(2),(3)	COMM 2013-CR10 E Mortgage Trust, 4.901%, 08/10/2046	1,819,871	0.1
910,000	(3)	COMM 2016-COR1 C, 4.332%, 10/10/2049	895,764	0.0
73,057,758	(3),(4)	COMM 2016-CR28 XA, 0.709%, 02/10/2049	1,437,068	0.0
3,906,000	(2),(3)	COMM 2020-CBM F Mortgage Trust, 3.633%, 02/10/2037	3,519,080	0.1
750,000	(2)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	595,897	0.0
3,870,118	(2)	CSWF 2021-SOP2 D, 2.713%, (US0001M + 2.317%), 06/15/2034	3,755,245	0.1
2,962,941	(2),(7)	DBUBS 2011-LC2A F Mortgage Trust, 3.881%, (US0001M + 3.650%), 07/10/2044	2,959,351	0.1
2,633,790	(2)	Extended Stay America Trust 2021-ESH F, 4.097%, (US0001M + 3.700%), 07/15/2038	2,584,046	0.1
10,521,103		Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	1,877,959	0.1
36,470,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.955%, 05/25/2040	59,275	0.0
41,301,347	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.194%, 08/25/2022	82,446	0.0
22,000,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.662%, 06/25/2041	334,222	0.0
27,650,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.590%, 05/25/2041	455,124	0.0
10,700,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.788%, 12/25/2041	255,121	0.0
8,285,000	(2),(8)	FREMF 2016-K60 D Mortgage Trust, 0.000%, 12/25/2049	6,062,835	0.2
1,245,370	(2)	FREMF 2019-KBF3 C Mortgage Trust, 4.991%, (US0001M + 4.750%), 01/25/2029	1,243,036	0.0
5,200,000	(2),(8)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	3,180,936	0.1
66,318,829	(2),(4)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	263,133	0.0
7,380,000	(2),(4)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	36,612	0.0
102,687,002	(2),(4),(7)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	103	0.0
1,000,000	(2),(3)	FRR Re-REMIC Trust 2018-C1 B725, 2.964%, 02/27/2050	961,846	0.0
3,000,000	(2),(3),(9)	FRR Re-REMIC Trust 2018-C1 C725, 0.330%, 02/27/2050	2,732,704	0.1
2,532,000	(2)	GAM RE-REMIC TR 2021-FFR2 BK44, 2.071%, 09/27/2051	2,290,786	0.1
2,845,000	(2)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.435%, 09/27/2051	2,362,208	0.1
2,164,000	(2),(8)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	1,849,678	0.1
2,631,000	(2),(8)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	2,188,278	0.1
2,140,000	(2)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.079%, 09/27/2051	1,841,588	0.1
1,817,000	(2),(8)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	1,197,853	0.0
2,163,000	(2),(8)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	1,799,029	0.1
2,140,000	(2),(8)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	1,712,809	0.1
6,158,000	(2)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.800%, 11/29/2050	4,892,647	0.2
8,097,000	(2)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.070%, 11/29/2050	5,955,848	0.2
4,451,000	(2),(4)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.038%, 01/29/2052	3,793,394	0.1
3,030,000	(2),(9)	GAM Resecuritization Trust 2022-FRR3 BK61, 0.730%, 01/29/2052	2,439,436	0.1
3,298,000	(2),(9)	GAM Resecuritization Trust 2022-FRR3 BK89, 1.130%, 01/27/2052	2,355,909	0.1
1,723,000	(2),(9)	GAM Resecuritization Trust 2022-FRR3 C728, 0.420%, 08/27/2050	1,529,709	0.1
1,756,000	(2),(9)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.580%, 05/27/2048	1,508,949	0.1
2,125,000	(2),(9)	GAM Resecuritization Trust 2022-FRR3 CK61, 0.970%, 11/27/2049	1,625,953	0.1
1,483,000	(2),(4)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.411%, 01/29/2052	1,158,936	0.0
1,728,000	(2),(9)	GAM Resecuritization Trust 2022-FRR3 CK89, 1.320%, 01/27/2052	1,165,687	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

1,724,000	(2),(9)	GAM Resecuritization Trust 2022-FRR3 D728, 0.490%, 01/29/2052	1,488,998	0.1
2,328,000	(2),(9)	GAM Resecuritization Trust 2022-FRR3 DK27, 0.150%, 12/27/2045	2,246,727	0.1
1,388,000	(2),(9)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.510%, 10/27/2047	1,218,690	0.0
1,755,000	(2),(9)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.670%, 05/27/2048	1,473,670	0.0
580,000	(2),(9)	GAM Resecuritization Trust 2022-FRR3 EK27, 0.210%, 12/27/2045	552,192	0.0
924,000	(2),(9)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.580%, 01/29/2052	777,571	0.0
3,070,000	(2)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	1,948,498	0.1
28,421,001	(3),(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.007%, 11/10/2046	348,865	0.0
38,788,028	(3),(4)	GS Mortgage Securities Trust 2014-GC22 XA, 0.942%, 06/10/2047	542,660	0.0
6,930,000	(2),(3)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.550%, 07/10/2052	6,621,630	0.2
5,310,000	(2),(3)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.550%, 07/10/2052	4,984,158	0.2
105,279,729	(3),(4)	GS Mortgage Securities Trust 2019-GC42 XA, 0.808%, 09/01/2052	5,007,567	0.2
9,079,499	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 0.784%, 06/15/2045	219	0.0
38,685,715	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.591%, 12/15/2049	837,488	0.0
3,720,000	(2),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 4.886%, 01/15/2047	3,534,882	0.1
2,010,229	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 0.961%, 10/15/2048	41,633	0.0
292,068	(2),(3),(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.052%, 11/15/2038	945	0.0
1,525,929	(2),(3),(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.052%, 11/15/2038	4,938	0.0
688,079	(2)	Life 2021-BMR F Mortgage Trust, 2.747%, (US0001M + 2.350%), 03/15/2038	660,815	0.0
4,447,000	(2),(3)	LSTAR Commercial Mortgage Trust 2015-3 E, 3.165%, 04/20/2048	3,996,277	0.1
3,151,000	(2)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 2.943%, (TSFR1M + 2.500%), 07/15/2036	3,113,785	0.1
1,706,000	(2),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 4.898%, 04/15/2047	1,681,594	0.1
1,900,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	1,577,155	0.1
2,060,000	(2),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.461%, 12/10/2045	1,901,486	0.1
3,520,000	(2),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.461%, 12/10/2045	2,671,341	0.1
26,147,524	(3),(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.034%, 12/15/2047	545,375	0.0
24,979,646	(3),(4)	Wells Fargo Commercial Mortgage Trust 2021-C59 E, 1.548%, 04/15/2054	2,512,213	0.1
716,457	(2),(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.521%, 11/15/2044	715,079	0.0
11,129,814	(2),(3),(4)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.687%, 08/15/2045	548	0.0
9,020,000	(2),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.238%, 03/15/2045	7,725,757	0.3
6,583,000	(2)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	5,985,476	0.2
26,604,590	(2),(3),(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.088%, 03/15/2048	170,283	0.0
2,500,000	(3)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	2,416,135	0.1
8,510,000	(3)	WFRBS Commercial Mortgage Trust 2014-LC14 C, 4.344%, 03/15/2047	8,492,457	0.3

	Total Commercial Mortgage-Backed Securities
	(Cost $191,856,140)		185,061,410	6.3

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 26.7%
		Affiliated Investment Companies: 26.7%
10,167,549		Voya Emerging Markets Corporate Debt Fund - Class P	89,474,434	3.1
15,182,572		Voya Emerging Markets Hard Currency Debt Fund - Class P	127,381,781	4.3
8,898,663		Voya Emerging Markets Local Currency Debt Fund - Class P	52,146,166	1.8
94,603		Voya Floating Rate Fund - Class P	841,968	0.0
20,661,143		Voya High Yield Bond Fund - Class P	156,611,463	5.4
16,213,337		Voya Investment Grade Credit Fund - Class P	165,051,766	5.6

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

19,797,467		Voya Securitized Credit Fund - Class P	189,461,760	6.5

	Total Mutual Funds
	(Cost $845,507,797)		780,969,338	26.7

			Value	Percentage of Net Assets
PURCHASED OPTIONS (10): 0.1%
	Total Purchased Options
	(Cost $2,257,122)		1,599,952	0.1

	Total Long-Term Investments
	(Cost $3,262,684,272)		3,110,754,629	106.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
		Commercial Paper: 1.4%
725,000	(11)	Bank of Montreal, 0.220%, 04/18/2022	724,862	0.0
5,000,000		Basf SE, 0.900%, 06/02/2022	4,992,273	0.3
675,000	(11)	Bayeriche Landesbank of New York, 0.160%, 04/01/2022	674,994	0.0
325,000	(11)	Collateralized Commercial Paper V Co., LLC, 0.180%, 04/11/2022	324,965	0.0
600,000	(11)	Collateralized Commercial Paper V Co., LLC, 0.360%, 06/08/2022	598,990	0.0
250,000	(11)	Commonwealth Bank of Australia, 0.160%, 04/19/2022	249,954	0.0
475,000	(11)	Credit Suisse AG, -2.580%, 04/08/2022	475,089	0.0
600,000	(11)	Credit Suisse AG, 0.330%, 06/09/2022	599,082	0.0
700,000	(11)	DNB Bank ASA, 0.220%, 05/03/2022	699,800	0.0
3,790,000	(11)	Exxon Mobile Corporation, 0.290%, 04/01/2022	3,789,970	0.2
10,000,000		HP, Inc., 0.850%, 04/25/2022	9,994,166	0.5
500,000	(11)	LMA-Americas LLC, 0.270%, 05/04/2022	499,704	0.0
700,000	(11)	Mitsubishi UFJ Trust and Banking Corp., 0.270%, 04/18/2022	699,870	0.0
350,000	(11)	Mizuho Bank Ltd., 0.300%, 04/04/2022	349,987	0.0
525,000	(11)	Old Line Funding LLC, 0.250%, 04/27/2022	524,781	0.0
750,000	(11)	Santander UK PLC, 0.230%, 04/08/2022	749,944	0.0
500,000	(11)	Santander UK PLC, 0.290%, 05/03/2022	499,777	0.0
800,000	(11)	Skandinaviska Enskilda Banken AB, 0.140%, 04/04/2022	799,973	0.0
300,000	(11)	Skandinaviska Enskilda Banken AB, 0.140%, 04/12/2022	299,967	0.0
500,000	(11)	Starbird Funding Corp., 0.300%, 05/12/2022	499,604	0.0
425,000	(11)	Sumitomo Mitsui Trust Bank Ltd., 0.290%, 04/08/2022	424,969	0.0
375,000	(11)	Thunder Bay Funding LLC, 0.240%, 05/02/2022	374,802	0.0
350,000	(11)	Thunder Bay Funding LLC, 0.240%, 05/06/2022	349,783	0.0
700,000	(11)	Toronto-Dominion Bank, 0.160%, 04/14/2022	699,915	0.0
7,000,000		Verizon Communications, Inc., 1.000%, 05/09/2022	6,992,507	0.4

	Total Commercial Paper
	(Cost $36,888,338)		36,889,728	1.4

		Floating Rate Notes: 0.7%
600,000	(11)	ANZ Bank, 0.420%, 08/18/2022	599,620	0.0
725,000	(11)	Bank of America N.A., 0.410%, 06/22/2022	724,687	0.0
750,000	(11)	Bank of America N.A., 0.380%, 07/06/2022	750,000	0.1
400,000	(11)	Bank of Montreal, 0.410%, 07/25/2022	399,701	0.0
725,000	(11)	Bank of Nova Scotia, 0.410%, 07/12/2022	724,573	0.0
525,000	(11)	Bayeriche Landesbank of New York, 0.470%, 07/27/2022	524,648	0.0
625,000	(11)	Commonwealth Bank of Australia, 0.450%, 09/01/2022	624,442	0.0
725,000	(11)	Cooperatieve Rabobank U.A./New York, 0.420%, 06/21/2022	724,724	0.1
375,000	(11)	Cooperatieve Rabobank U.A./New York, 0.400%, 07/11/2022	374,773	0.0
725,000	(11)	Cooperatieve Rabobank U.A./New York, 0.410%, 08/03/2022	724,402	0.0
725,000	(11)	Credit Agricole, 0.410%, 08/04/2022	724,488	0.0
725,000	(11)	Credit Industriel et Commercial, 0.390%, 07/05/2022	724,591	0.0
700,000	(11)	Credit Industriel et Commercial, 0.410%, 07/07/2022	699,608	0.0
750,000	(11)	Credit Suisse AG, 0.390%, 04/08/2022	750,026	0.1
325,000	(11)	DNB Bank ASA, 0.410%, 07/08/2022	324,814	0.0
600,000	(11)	Mizuho Bank Ltd., 0.440%, 07/25/2022	599,361	0.0
725,000	(11)	National Australia Bank Ltd., 0.400%, 08/08/2022	724,365	0.0
400,000	(11)	National Australia Bank Ltd., 0.420%, 08/15/2022	399,667	0.0
725,000	(11)	National Bank of Canada, 0.430%, 08/09/2022	724,410	0.0
725,000	(11)	Natixis SA, 0.440%, 06/17/2022	724,815	0.1
725,000	(11)	Natixis SA, 0.390%, 07/11/2022	724,635	0.0
725,000	(11)	Norinchukin Bank of New York, 0.420%, 06/22/2022	724,719	0.1
600,000	(11)	Royal Bank of Canada, 0.400%, 07/11/2022	599,650	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

650,000	(11)	Royal Bank of Canada, 0.420%, 08/16/2022	649,463	0.0
725,000	(11)	Skandinaviska Enskilda Banken AB, 0.410%, 07/20/2022	724,582	0.0
725,000	(11)	Societe Generale, 0.430%, 08/08/2022	724,365	0.0
650,000	(11)	Starbird Funding Corp., 0.450%, 08/23/2022	648,960	0.0
725,000	(11)	Sumitomo Mitsui Trust Bank Ltd., 0.370%, 04/01/2022	725,003	0.1
600,000	(11)	Sumitomo Mitsui Trust Bank Ltd., 0.380%, 04/14/2022	600,011	0.0
500,000	(11)	Sumitomo Mitsui Trust Bank Ltd., 0.430%, 07/25/2022	499,702	0.0
250,000	(11)	Sumitomo Mitsui Trust Bank Ltd., 0.430%, 07/28/2022	249,844	0.0
725,000	(11)	Svenska Handelsbanken AB, 0.400%, 07/11/2022	724,540	0.0
275,000	(11)	Svenska Handelsbanken AB, 0.420%, 07/29/2022	274,780	0.0
325,000	(11)	Toronto-Dominion Bank, 0.430%, 07/25/2022	324,863	0.0
750,000	(11)	Westpac Banking Corp., 0.410%, 08/02/2022	749,533	0.1

	Total Floating Rate Notes
	(Cost $21,512,365)		21,512,365	0.7

		Repurchase Agreements: 2.3%
15,548,118	(11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $15,548,242, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $15,859,080, due 04/25/22-12/20/71)	15,548,118	0.5
3,973,954	(11)	CF Secured LLC, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $3,973,986, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $4,053,434, due 04/05/22-03/01/52)	3,973,954	0.1
7,866,412	(11)	Citadel Securities LLC, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $7,866,483, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $8,023,835, due 04/19/22-02/15/52)	7,866,412	0.3
20,006,285	(11)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $20,006,449, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $20,406,411, due 04/05/22-04/01/52)	20,006,285	0.7
3,458,892	(11)	Industrial & Comm. Bank of China, Repurchase Agreement dated 03/31/22, 0.28%, due 04/01/22 (Repurchase Amount $3,458,919, collateralized by various U.S. Government Securities, 0.000%-2.250%, Market Value plus accrued interest $3,528,070, due 03/23/23-02/28/27)	3,458,892	0.1
4,690,232	(11)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $4,690,274, collateralized by various U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $4,784,081, due 05/01/22-02/20/72)	4,690,232	0.2
9,927,925	(11)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $9,928,015, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $10,126,490, due 01/15/25-02/15/51)	9,927,925	0.3

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

2,535,131	(11)	Stonex Financial Inc., Repurchase Agreement dated 03/31/22, 0.35%, due 04/01/22 (Repurchase Amount $2,535,155, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,661,888, due 04/15/22-02/20/72)	2,535,131	0.1

	Total Repurchase Agreements
	(Cost $68,006,949)		68,006,949	2.3

		Certificates of Deposit: 0.2%
650,000	(11)	Bayeriche Landesbank of New York, 0.210%, 04/05/2022	649,988	0.0
625,000	(11)	Commonwealth Bank of Australia, 0.130%, 04/08/2022	624,974	0.0
725,000	(11)	Landesbank Baden-Wurttemberg, 0.170%, 04/12/2022	724,947	0.0
725,000	(11)	Landesbank Baden-Wurttemberg, 0.180%, 04/19/2022	724,905	0.0
725,000	(11)	Mitsubishi UFJ Trust and Banking Corp., 0.160%, 04/06/2022	724,978	0.1
400,000	(11)	Mitsubishi UFJ Trust and Banking Corp., 0.180%, 04/18/2022	399,959	0.0
725,000	(11)	Mizuho Bank Ltd., 0.160%, 04/14/2022	724,928	0.0
725,000	(11)	Oversea-Chinese Banking Corp. Ltd., 0.150%, 04/07/2022	724,972	0.1
250,000	(11)	Societe Generale, 0.170%, 04/18/2022	249,982	0.0
525,000	(11)	Sumitomo Mitsui Trust Bank Ltd., 0.160%, 04/08/2022	524,980	0.0
250,000	(11)	Svenska Handelsbanken AB, 0.160%, 04/20/2022	249,967	0.0
275,000	(11)	Toronto-Dominion Bank, 0.280%, 05/10/2022	274,938	0.0

	Total Certificates of Deposit
	(Cost $6,599,518)		6,599,518	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.4%
5,695,000	(11),(12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%	5,695,000	0.2
3,518,000	(11),(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.250%	3,518,000	0.1
3,518,000	(11),(12)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.230%	3,518,000	0.1
	Total Mutual Funds
	(Cost $12,731,000)		12,731,000	0.4

	Total Short-Term Investments
	(Cost $145,738,170)		145,739,560	5.0

	Total Investments in Securities (Cost $3,408,422,442)		$3,256,494,189	111.5
	Liabilities in Excess of Other Assets		(335,008,721)	(11.5)
	Net Assets		$2,921,485,468	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2022.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)	Represents or includes a TBA transaction.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2022.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of March 31, 2022.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
COF 11	11th District Costs of Funds
H15T1Y	U.S. Treasury 1-Year Constant Maturity
PRIME	Federal Reserve Bank Prime Loan Rate
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR
US0012M	12-month LIBOR

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Mutual Funds	$780,969,338	$–	$–	$780,969,338
Purchased Options	–	1,599,952	–	1,599,952
Corporate Bonds/Notes	–	804,795,381	–	804,795,381
Collateralized Mortgage Obligations	–	437,593,500	–	437,593,500
Municipal Bonds	–	1,950,987	–	1,950,987
Asset-Backed Securities	–	203,435,900	–	203,435,900
U.S. Government Agency Obligations	–	487,672,762	–	487,672,762
Commercial Mortgage-Backed Securities	–	182,101,956	2,959,454	185,061,410
U.S. Treasury Obligations	–	207,675,399	–	207,675,399
Short-Term Investments	12,731,000	133,008,560	–	145,739,560
Total Investments, at fair value	$793,700,338	$2,459,834,397	$2,959,454	$3,256,494,189
Other Financial Instruments+
Centrally Cleared Swaps	–	1,753,320	–	1,753,320
Forward Foreign Currency Contracts	–	47,291	–	47,291
Futures	2,609,754	–	–	2,609,754
Total Assets	$796,310,092	$2,461,635,008	$2,959,454	$3,260,904,554
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(320,178)	$–	$(320,178)
Forward Foreign Currency Contracts	–	(1,338,322)	–	(1,338,322)
Futures	(6,597,724)	–	–	(6,597,724)
Written Options	–	(1,005,012)	–	(1,005,012)
Total Liabilities	$(6,597,724)	$(2,663,512)	$–	$(9,261,236)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$99,395,231	$981,985	$-	$(10,902,782)	$89,474,434	$981,985	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	140,639,743	1,633,291	-	(14,891,253)	127,381,781	1,633,291	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	54,094,440	-	-	(1,948,274)	52,146,166	-	-	-
Voya Floating Rate Fund Class P	845,247	8,938	-	(12,217)	841,968	8,938	-	-
Voya High Yield Bond Fund - Class P	138,305,077	27,004,896	-	(8,698,510)	156,611,463	2,004,872	-	-
Voya Investment Grade Credit Fund - Class P	179,068,657	998,463	-	(15,015,355)	165,051,766	998,463	-	-
Voya Securitized Credit Fund - Class P	193,421,253	-	-	(3,959,493)	189,461,760	1,636,648	-	-
	$805,769,648	$30,627,573	$-	$(55,427,884)	$780,969,338	$7,264,197	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 3,116,475	MYR 13,034,344	Barclays Bank PLC	04/29/22	$27,120
USD 79,723	PHP 4,202,365	Barclays Bank PLC	04/29/22	(1,327)
USD 1,793,769	HUF 621,498,481	Barclays Bank PLC	04/29/22	(71,213)
USD 2,814,503	COP 10,683,261,693	Barclays Bank PLC	05/06/22	(4,959)
SGD 305,095	USD 223,640	BNP Paribas	04/29/22	1,441
USD 5,654,198	IDR 81,522,390,850	BNP Paribas	04/29/22	(23,837)
USD 4,777,461	THB 158,691,497	Citibank N.A.	04/29/22	4,306
USD 1,691,228	PEN 6,295,766	Citibank N.A.	05/06/22	(15,525)
USD 1,401,030	RON 6,364,323	Goldman Sachs International	04/29/22	(18,962)
USD 701,228	TRY 11,065,391	Goldman Sachs International	04/29/22	(37,815)
USD 4,877,318	BRL 25,054,440	HSBC Bank USA N.A.	05/06/22	(338,290)
USD 4,429,451	PLN 19,482,975	JPMorgan Chase Bank N.A.	04/29/22	(196,397)
USD 3,398	ILS 11,094	JPMorgan Chase Bank N.A.	04/29/22	(80)
USD 5,810,906	MXN 122,418,537	JPMorgan Chase Bank N.A.	05/06/22	(309,160)
USD 2,330,415	CZK 53,820,783	Morgan Stanley Capital Services LLC	04/29/22	(101,322)
USD 4,171,203	ZAR 63,520,811	Morgan Stanley Capital Services LLC	04/29/22	(161,947)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

USD 5,782,543	CNY 36,684,320	Morgan Stanley Capital Services LLC	04/29/22	14,424
USD 1,902,765	CLP 1,551,286,349	Morgan Stanley Capital Services LLC	05/06/22	(57,488)
				$(1,291,031)

At March 31, 2022, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	360	06/30/22	$41,287,500	$(1,476,180)
U.S. Treasury Long Bond	408	06/21/22	61,225,500	(1,722,562)
U.S. Treasury Ultra Long Bond	570	06/21/22	100,961,250	(3,398,982)
			$203,474,250	$(6,597,724)
Short Contracts:
U.S. Treasury 10-Year Note	(223)	06/21/22	(27,401,125)	1,147,611
U.S. Treasury 2-Year Note	(572)	06/30/22	(121,219,313)	1,139,588
U.S. Treasury Ultra 10-Year Note	(50)	06/21/22	(6,773,437)	322,555
			$(155,393,875)	$2,609,754

At March 31, 2022, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 33, Version 12	Buy	(5.000)	12/20/24	USD	81,704,670	$(4,722,158)	$1,690,158
						$(4,722,158)	$1,690,158

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At March 31, 2022, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	2.109%	Annual	05/06/32	USD	6,282,000	$(2,984)	$(2,984)
Pay	1-day Secured Overnight Financing Rate	Annual	2.161	Annual	05/06/32	USD	3,570,500	14,945	14,945
Pay	1-day Secured Overnight Financing Rate	Annual	2.212	Annual	05/06/32	USD	3,570,500	31,296	31,296
Receive	1-day Secured Overnight Financing Rate	Annual	2.041	Annual	04/18/32	USD	2,921,100	16,921	16,921
Receive	1-day Secured Overnight Financing Rate	Annual	2.171	Annual	04/18/32	USD	3,007,000	(18,133)	(18,133)
Receive	1-day Secured Overnight Financing Rate	Annual	2.206	Annual	04/18/32	USD	5,355,300	(48,981)	(48,981)
Receive	1-day Secured Overnight Financing Rate	Annual	2.146	Annual	05/06/32	USD	5,366,647	(15,100)	(15,100)
Receive	1-day Secured Overnight Financing Rate	Annual	2.150	Annual	05/06/32	USD	5,355,353	(17,009)	(17,009)
Receive	1-day Secured Overnight Financing Rate	Annual	2.275	Annual	05/06/32	USD	7,032,800	(101,712)	(101,712)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Receive	1-day Secured Overnight Financing Rate	Annual	2.306	Annual	05/06/32	USD	6,732,000	(116,259)	(116,259)
								$(257,016)	$(257,016)

At March 31, 2022, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	6,000,500	$297,625	$221,052
Call JPY vs. Put USD	Standard Chartered Bank	02/27/25	107.500	USD	6,000,500	301,135	221,052
Call USD vs. Put AUD	Goldman Sachs International	06/15/22	0.674	USD	165,555,000	1,059,602	261,898
Call USD vs. Put JPY	BNP Paribas	02/27/25	107.500	USD	6,000,500	297,625	447,975
Call USD vs. Put JPY	Standard Chartered Bank	02/27/25	107.500	USD	6,000,500	301,135	447,975
						$2,257,122	$1,599,952

At March 31, 2022, the following OTC written foreign currency options were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Call USD vs. Put AUD	Goldman Sachs International	04/13/22	0.710	USD	82,777,500	$640,313	$(21,834)
						$640,313	$(21,834)

At March 31, 2022, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(1)	BNP Paribas	Pay	2.230%	1-day Secured Overnight Financing Rate	04/29/22	USD	8,675,000	$103,666	$(134,221)
Call on 10-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Pay	2.296%	1-day Secured Overnight Financing Rate	04/28/22	USD	8,675,000	113,035	(168,063)
Put on 10-Year Interest Rate Swap(2)	Bank of America N.A.	Receive	2.010%	1-day Secured Overnight Financing Rate	04/14/22	USD	17,350,000	165,693	(234,621)
Put on 10-Year Interest Rate Swap(2)	BNP Paribas	Receive	2.230%	1-day Secured Overnight Financing Rate	04/29/22	USD	8,675,000	103,666	(59,176)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Receive	2.000%	1-day Secured Overnight Financing Rate	04/20/22	USD	22,350,000	223,612	(345,664)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Receive	2.296%	1-day Secured Overnight Financing Rate	04/28/22	USD	8,675,000	113,035	(41,433)
								$822,707	$(983,178)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $3,408,646,625.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$20,344,126
Gross Unrealized Depreciation	(183,759,750)

Net Unrealized Depreciation	$(163,415,624)